As filed with the Securities and Exchange Commission on May 23, 2016
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Investment Advisers LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  December 31
Date of reporting period:  March 31, 2016
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Neuberger Berman Absolute Return Multi-Manager Portfolio (Unaudited) 03/31/16

Number of Shares		Value†

Long Positions (98.3%)

Common Stocks (52.8%)

Aerospace & Defense (0.6%)
200	HEICO Corp. Class A	$9,520
650	Honeywell International, Inc.	72,833	Ø
		82,353
Air Freight & Logistics (0.1%)
1,205	TNT Express NV	10,813	Ø

Auto Components (0.3%)
570	Visteon Corp.	45,366	Ø

Banks (1.4%)
489	ABN AMRO Group NV CVA	10,018	*ñ
4,070	Bank of America Corp.	55,026	Ø
500	C1 Financial, Inc.	12,100	*
1,690	ING Groep NV CVA	20,442	Ø
271	KBC Groep NV	13,980
1,500	National Penn Bancshares, Inc.	15,960
229	Societe Generale SA	8,464	Ø
1,320	SunTrust Banks, Inc.	47,626	Ø
500	Talmer Bancorp, Inc. Class A	9,045
		192,661
Beverages (2.2%)
427	Anheuser-Busch InBev SA	53,083	Ø
570	Carlsberg A/S Class B	54,315	Ø
2,563	Cott Corp.	35,600
1,704	Davide Campari-Milano SpA	17,034
60	Marie Brizard Wine & Spirits SA	1,312	*
156	Molson Coors Brewing Co. Class B	15,004
1,078	SABMiller PLC ADR	65,866
1,155	The Coca-Cola Co.	53,580	Ø
		295,794
Biotechnology (2.2%)
102	Actelion Ltd.	15,244	*Ø
134	Alexion Pharmaceuticals, Inc.	18,655	*
2,706	Baxalta, Inc.	109,322	Ø
223	BioMarin Pharmaceutical, Inc.	18,393	*
253	Incyte Corp.	18,335	*
948	Ionis Pharmaceuticals, Inc.	38,394	*
1,061	Neurocrine Biosciences, Inc.	41,963	*
5,870	QLT, Inc.	11,681	*
132	United Therapeutics Corp.	14,709	*Ø
153	Vertex Pharmaceuticals, Inc.	12,162	*
		298,858
Building Products (0.3%)
1,200	Masco Corp.	37,740

Capital Markets (1.1%)
996	Azimut Holding SpA	22,950
294	Flow Traders	13,644	ñ
1,668	GP Investments Acquisition Corp. Class U	16,380	*£b
26	Intertrust NV	580	*ñØ
683	NorthStar Asset Management Group, Inc.	7,752	£[b]
3,261	RCS Capital Corp. Class A	26	*£[b]
8,450	WL Ross Holding Corp.	84,754	*Ø
		146,086
Chemicals (2.8%)
535	Air Products & Chemicals, Inc.	77,067	Ø
820	Airgas, Inc.	116,145	Ø
357	EI du Pont de Nemours & Co.	22,605
1,400	Ferro Corp.	16,618	*
664	Syngenta AG ADR	54,992
34	Syngenta AG	14,144
300	The Valspar Corp.	32,106
805	WR Grace & Co.	57,300	*Ø
		390,977
Commercial Services & Supplies (1.5%)
15,689	Spotless Group Holdings Ltd.	15,153	Ø
1,000	The ADT Corp.	41,260
3,980	Tyco International PLC	146,106	Ø
		202,519
Communications Equipment (0.3%)
555	Harris Corp.	43,212	Ø

Construction Materials (0.2%)
155	HeidelbergCement AG	13,272	Ø
281	LafargeHolcim Ltd.	13,218	*Ø
		26,490
Containers & Packaging (0.2%)
15,420	Nampak Ltd.	22,247	Ø

Diversified Consumer Services (0.0%)
500	Apollo Education Group, Inc.	4,108	*

Diversified Financial Services (1.1%)
2,964	Acasta Enterprises, Inc. Class A	22,046	*Ø
1,804	Alignvest Acquisition Corp. Class A	13,474	*Ø
963	Gores Holdings, Inc.	9,611	*
9,949	Pace Holdings Corp.	99,390*	£[b]Ø
		144,521
Diversified Telecommunication Services (0.0%)
292	Intelsat SA	736	*

Electric Utilities (1.2%)
86	Avangrid, Inc.	3,449
1,100	Cleco Corp.	60,731
222	Edison International	15,960
413	Exelon Corp.	14,810
100	Hawaiian Electric Industries, Inc.	3,240
338	NextEra Energy, Inc.	39,999	Ø
290	PG&E Corp.	17,319
21	Pinnacle West Capital Corp.	1,577
21	PNM Resources, Inc.	708
227	The Empire District Electric Co.	7,502
		165,295
Electrical Equipment (0.3%)
377	Eaton Corp. PLC	23,585
207	Rockwell Automation, Inc.	23,546
		47,131
Electronic Equipment, Instruments & Components (0.5%)
200	Axis Communications AB	8,305	Ø
500	Checkpoint Systems, Inc.	5,060*
500	Ingram Micro, Inc. Class A	17,955
500	Newport Corp.	11,500*
1,000	Rofin-Sinar Technologies, Inc.	32,220*
		75,040
Energy Equipment & Services (1.2%)
1,357	Baker Hughes, Inc.	59,477
1,500	Cameron International Corp.	100,575*Ø
		160,052
Food & Staples Retailing (1.1%)
264	Magnit PJSC GDR	10,547	Ø
11,099	Rite Aid Corp.	90,457*
1,000	The Fresh Market, Inc.	28,530*
3,234	Wal-Mart de Mexico SAB de CV	7,674	Ø
705	X5 Retail Group NV GDR	14,946	*Ø
		152,154
Food Products (1.3%)
495	Mead Johnson Nutrition Co.	42,060
865	Mondelez International, Inc. Class A	34,704
9,823	Nomad Foods Ltd.	88,505	*£[b]Ø
390	The WhiteWave Foods Co.	15,850	*£[b]
		181,119
Gas Utilities (0.5%)
100	AGL Resources, Inc.	6,514
140	Atmos Energy Corp.	10,396
250	Piedmont Natural Gas Co., Inc.	14,958
500	Questar Corp.	12,400
3,852	Snam SpA	24,129
37	The Laclede Group, Inc.	2,507
		70,904
Health Care Equipment & Supplies (2.0%)
368	ABIOMED, Inc.	34,890	*
1,958	Alere, Inc.	99,094	*Ø
500	ArthroCare Corp.	175	*fN
244	HeartWare International, Inc.	7,667	*£[b]
536	Integra LifeSciences Holdings Corp.	36,105	*
457	Masimo Corp.	19,121	*
566	St. Jude Medical, Inc.	31,130
276	The Cooper Cos., Inc.	42,496	Ø
		270,678
Health Care Providers & Services (0.6%)
200	Humana, Inc.	36,590	Ø
424	Patterson Cos., Inc.	19,729
278	Quest Diagnostics, Inc.	19,863
2,111	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,169
1,185	Sinopharm Group Co. Ltd. Class H	5,354
		85,705
Hotels, Restaurants & Leisure (1.8%)
4,602	Ainsworth Game Technology Ltd.	8,219	Ø
3,600	Bloomin' Brands, Inc.	60,732	Ø
676	Morgans Hotel Group Co.	933	*£[b]
300	Pinnacle Entertainment, Inc.	10,530	*Ø
785	Royal Caribbean Cruises Ltd.	64,488
1,270	Starwood Hotels & Resorts Worldwide, Inc.	105,956	Ø
		250,858
Household Durables (0.5%)
500	Jarden Corp.	29,475*
200	Mohawk Industries, Inc.	38,180*
		67,655
Independent Power & Renewable Electricity Producers (0.5%)
163	8Point3 Energy Partners LP	2,396
511	Calpine Corp.	7,752*
241	Dynegy, Inc.	3,463*
756	NextEra Energy Partners LP	20,556
982	NRG Yield, Inc. Class A	13,326
1,211	Pattern Energy Group, Inc.	23,094
267	TerraForm Power, Inc. Class A	2,309*Ø
		72,896
Industrial Conglomerates (0.7%)
965	Danaher Corp.	91,540	Ø

Insurance (0.8%)
6,439	AIA Group Ltd.	36,481
300	Aspen Insurance Holdings Ltd.	14,310
500	National Interstate Corp.	14,960
847	NN Group NV	27,714
151	Sampo OYJ Class A	7,172
2,530	WMIH Corp.	5,920	*£[b]
		106,557
Internet & Catalog Retail (0.2%)
23	Amazon.com, Inc.	13,654	*Ø
13	The Priceline Group, Inc.	16,756	*Ø
		30,410
Internet Software & Services (2.2%)
378	Alibaba Group Holding Ltd. ADR	29,873	*
123	Alphabet, Inc. Class A	93,837	*Ø
64	Baidu, Inc. ADR	12,216	*
360	eBay, Inc.	8,590	*Ø
320	Facebook, Inc. Class A	36,512	*Ø
37	LinkedIn Corp. Class A	4,231	*Ø
210	Mail.Ru Group Ltd. GDR	4,557	*Ø
79	MercadoLibre, Inc.	9,310	Ø
788	Tencent Holdings Ltd.	16,090
1,694	Yahoo!, Inc.	62,356	*£[b]
230	Yandex NV Class A	3,524	*Ø
700	Youku Tudou, Inc. ADR	19,243*
		300,339
IT Services (0.9%)
870	Computer Sciences Corp.	29,919
2,865	CSRA, Inc.	77,069
360	PayPal Holdings, Inc.	13,896	*Ø
		120,884
Life Sciences Tools & Services (1.7%)
6,365	Affymetrix, Inc.	89,174	*
1,979	Agilent Technologies, Inc.	78,863	Ø
411	Gerresheimer AG	32,237	Ø
900	Pacific Biosciences of California, Inc.	7,650	*£[b]
1,413	QIAGEN NV	31,566	*
		239,490
Machinery (1.2%)
1,300	Blount International, Inc.	12,974	*
536	EnPro Industries, Inc.	30,916	Ø
855	Ingersoll-Rand PLC	53,019	Ø
6,990	Mueller Water Products, Inc. Class A	69,061	Ø
		165,970
Media (4.9%)
324	Altice NV Class A	5,774	*Ø
2,703	Cablevision Systems Corp. Class A	89,199
250	Carmike Cinemas, Inc.	7,510	*
1,560	CBS Corp. Class B	85,940	Ø
1,000	Crown Media Holdings, Inc. Class A	5,080	*
339	DISH Network Corp. Class A	15,682	*Ø
2,147	Gray Television, Inc.	25,163	*Ø
1,000	Journal Media Group, Inc.	11,960
365	Liberty Global PLC Series C	13,709	*Ø
409	Liberty Media Corp. Class C	15,579	*
959	Loral Space & Communications, Inc.	33,690	*N
4,629	Media General, Inc.	75,499	*Ø
240	Nexstar Broadcasting Group, Inc. Class A	10,625	Ø
203	Sinclair Broadcast Group, Inc. Class A	6,242	Ø
631	Stroeer SE & Co. KGaA	39,670	Ø
639	The EW Scripps Co. Class A	9,962	Ø
802	Time Warner Cable, Inc.	164,105
510	Time Warner, Inc.	37,001	Ø
606	Tribune Media Co. Class A	23,240
361	Videocon d2h Ltd. ADR	2,657	*£[b]
		678,287
Metals & Mining (0.1%)
1,668	Electrum Special Acquisition Corp. Class U	16,380	*£[b]

Multiline Retail (0.1%)
2,919	Europris ASA	13,722	*ñ

Multi-Utilities (1.2%)
1,320	Black Hills Corp.	79,372	Ø
214	CMS Energy Corp.	9,082
113	Dominion Resources, Inc.	8,489
183	DTE Energy Co.	16,591
1,438	E.ON SE	13,807
83	NiSource, Inc.	1,955
70	SCANA Corp.	4,910
316	Sempra Energy	32,880
		167,086
Oil, Gas & Consumable Fuels (1.1%)
916	Cheniere Energy Partners LP Holdings LLC	16,543
192	Cheniere Energy, Inc.	6,495	*£[b]
1,901	Columbia Pipeline Group, Inc.	47,715
430	Enbridge, Inc.	16,731
172	Golar LNG Ltd.	3,091
447	Kinder Morgan, Inc.	7,984
123	Phillips 66	10,651
44	Royal Dutch Shell PLC Class B	1,074
397	SemGroup Corp. Class A	8,893
891	The Williams Cos., Inc.	14,318
287	TransCanada Corp.	11,282
		144,777
Personal Products (0.1%)
172	Edgewell Personal Care Co.
		13,851
Pharmaceuticals (3.3%)
823	Allergan PLC	220,589	*Ø
2,660	Meda AB Class A	49,509	Ø
900	Pfizer, Inc.	26,676
134	Shire PLC ADR	23,034
736	Teva Pharmaceutical Industries Ltd. ADR	39,383	Ø
2,063	Zoetis, Inc.	91,453	£[b]
		450,644
Real Estate Investment Trusts (0.4%)
4,773	New Senior Investment Group, Inc.	49,162	Ø
697	Newcastle Investment Corp.	3,018	£[b]
729	NorthStar Realty Finance Corp.	9,564	£[b]
		61,744
Real Estate Management & Development (0.4%)
400	Conwert Immobilien Invest SE	6,413	*Ø
481	LEG Immobilien AG	45,346	*Ø
		51,759
Road & Rail (0.4%)
670	Norfolk Southern Corp.	55,778	Ø

Semiconductors & Semiconductor Equipment (1.6%)
2,750	Atmel Corp.	22,330	£[b]
314	Broadcom Ltd.	48,513	Ø
1,500	Fairchild Semiconductor International, Inc.	30,000	*Ø
700	KLA-Tencor Corp.	50,967	Ø
705	NXP Semiconductors NV	57,155	*Ø
586	SunPower Corp.	13,091	*
		222,056
Software (0.3%)
1,410	PTC, Inc.	46,756	*Ø

Specialty Retail (1.2%)
1,616	Hennes & Mauritz AB Class B	53,885	Ø
7,377	Office Depot, Inc.	52,377	*£[b]
2,000	RONA, Inc.	36,450	Ø
126	Signet Jewelers Ltd.	15,628
		158,340
Technology Hardware, Storage & Peripherals (1.7%)
5,556	EMC Corp.	148,067	Ø
25	Samsung Electronics Co. Ltd. GDR	14,238	Ø
900	SanDisk Corp.	68,472	Ø
		230,777
Textiles, Apparel & Luxury Goods (1.5%)
1,280	Coach, Inc.	51,315	Ø
575	G-III Apparel Group Ltd.	28,112	*
314	Michael Kors Holdings Ltd.	17,885	*Ø
410	PVH Corp.	40,615	Ø
1,390	Steven Madden Ltd.	51,486	*Ø
500	Tumi Holdings, Inc.	13,410	*
		202,823
Trading Companies & Distributors (0.3%)
691	Brenntag AG	39,472	Ø

Transportation Infrastructure (0.5%)
953	Macquarie Infrastructure Corp.	64,270	Ø
Water Utilities (0.2%)
484	American Water Works Co., Inc.	33,362

Total Common Stocks (Cost $7,196,660)		7,251,042

Business Development Companies (0.1%)
946	American Capital Ltd.
	(Cost $13,517)	14,417	*

Master Limited Partnerships (2.3%)
Oil, Gas & Consumable Fuels (2.3%)
670	Antero Midstream Partners LP	14,814
2,117	Boardwalk Pipeline Partners LP	31,205
178	Buckeye Partners LP	12,093	Ø
582	Cheniere Energy Partners LP	16,785
98	Columbia Pipeline Partners LP	1,431
228	Delek Logistics Partners LP	7,159
241	Dominion Midstream Partners LP	8,134
501	Energy Transfer Equity LP	3,572
468	Energy Transfer Partners LP	15,135
962	Enterprise Products Partners LP	23,684
442	EQT GP Holdings LP	11,921
206	EQT Midstream Partners LP	15,333
128	Magellan Midstream Partners LP	8,806
261	MPLX LP	7,749
706	NuStar GP Holdings LLC	14,635
22	PBF Logistics LP	414
139	Phillips 66 Partners LP	8,700
60	Plains All American Pipeline LP	1,258
168	Rice Midstream Partners LP	2,502
189	Rose Rock Midstream LP	2,243
72	Shell Midstream Partners LP	2,636
152	Spectra Energy Partners LP	7,314	Ø
1	Summit Midstream Partners LP	17
665	Sunoco Logistics Partners LP	16,672
719	Sunoco LP	23,820
253	Tesoro Logistics LP	11,552
314	Valero Energy Partners LP	14,871
15	Western Gas Equity Partners LP	535
15	Western Gas Partners LP	651
708	Western Refining Logistics LP	16,532

Total Master Limited Partnerships (Cost $286,667)		302,173

Number of Rights

Rights (0.0%)
Biotechnology (0.0%)
500	Chelsea Therapeutics International Ltd. (H Lundbeck A/S)	55	*fN
500	Dyax Corp.	625	*N
		680
Food & Staples Retailing (0.0%)
1,000	Safeway, Inc. (Casa Ley)	350	*N
1,000	Safeway, Inc. (Property Development Centers)	50	*N
		400
Health Care Providers & Services (0.0%)
204	Community Health Systems, Inc., due 12/31/49	1	*
Total Rights (Cost $15)		1,081

Number of Warrants

Warrants (0.0%)
Diversified Financial Services (0.0%)
1,576	Acasta Enterprises, Inc., due 9/8/20	315	*
1,072	Alignvest Acquisition Corp., due 6/15/23	215	*

Total Warrants (Cost $0)		530

Principal Amount

Bank Loan Obligationsμ (6.6%)

Advertising (0.1%)
$14,700	Affinion Group, Inc., 1st Lien Term Loan B, 6.75%, due 4/30/18	12,999

Aerospace & Defense (0.2%)
32,295	The SI Organization, Inc., 1st Lien Term Loan, 5.75%, due 10/24/19	31,972

Biotechnology (0.1%)
10,870	AgroFresh, Inc., Term Loan, 5.75%, due 7/2/21	10,544	N

Capital Markets (0.5%)
21,000	Duff & Phelps Utility and Corporate Bond Trust, Inc., 2nd Lien Term Loan, 9.50%, due 8/14/21	19,950	N
49,875	First Eagle Investment Management LLC, Term Loan B, 4.75%, due 10/30/22	49,127
		69,077
Chemicals (0.1%)
15,000	The Chemours Co., Term Loan B, 3.75%, due 5/7/22
		14,288	^^

Commercial Services & Supplies (0.4%)
20,790	Accuvant, Inc., Term Loan B, 6.25%, due 12/15/21	20,192
10,917	Capstone Logistics Acquisition, Inc., Term Loan B, 5.50%, due 10/3/21	10,685	N
3,976	Merrill Communications LLC, 1st Lien Term Loan, 6.25%, due 5/29/22	3,191	N
9,000	Protection One, Inc., 2nd Lien Term Loan, 9.75%, due 6/19/22	8,325	N
9,975	Universal Services, Term Loan B, 4.75%, due 7/27/22	9,651
		52,044
Communications Equipment (0.1%)
10,890	Riverbed Technology, Inc., Term Loan B, 6.00%, due 2/25/22	10,911

Containers & Packaging (0.0%)
4,975	Prolamina Corp., Term Loan B, 5.75%, due 8/6/22	4,860

Diversified Financial Services (0.5%)
50,000	Environmental Resources Management, 1st Lien Term Loan, 5.00%, due 5/9/21	43,750
24,681	IG Investments Holdings LLC, 1st Lien Term Loan, 6.00%, due 10/31/21	24,476
		68,226
Diversified Telecommunication Services (0.5%)
20,900	Cable & Wireless Communications PLC, Term Loan, due 12/2/22	20,818	^^¢
26,000	Intelsat Jackson Holdings SA, Term Loan B2, due 6/30/19	24,203	^^
17,100	Sable International/Cable & Wireless, Term Loan B, due 12/2/22	17,033	^^¢
		62,054
Electric Utilities (0.3%)
47,393	Astoria Energy LLC, 1st Lien Term Loan, 5.00%, due 12/18/21	44,994	N

Energy Equipment & Services (0.1%)
15,000	CGG Holding US, Inc., 1st Lien Term Loan, due 5/15/19	11,275	^^

Health Care Equipment & Supplies (0.1%)
6,983	Physio-Control International, Inc., 1st Lien Term Loan, 5.50%, due 5/19/22	6,974

Health Care Providers & Services (0.2%)
20,843	21st Century Oncology, Inc., Term Loan, 6.50%, due 4/28/22	18,602
11,880	Beacon Health Strategies LLC, Term Loan B, 5.00%, due 9/30/21	11,434
		30,036
Hotels, Restaurants & Leisure (0.5%)
21,780	Amaya Holdings BV, 1st Lien Term Loan, 5.00%, due 7/29/21	19,968
53,730	Caesars Entertainment Operating Co., Inc., Term Loan B, due 3/1/17	49,297	≠
6,000	Diamond Resorts Corp., Incremental Term Loan, 5.50%, due 5/9/21	5,790	N
		75,055
Insurance (0.1%)
4,900	Asurion LLC, Term Loan B, 5.00%, due 7/30/22	4,793
12,966	Cunningham Lindsey US, Inc., 1st Lien Term Loan, 5.00%, due 12/10/19	8,752	^^N
965	Hyperion Insurance Group Ltd., Term Loan B, 5.50%, due 3/26/22	918
		14,463
Internet Software & Services (1.1%)
4,000	AF Borrower LLC, Initial Term Loan, 10.00%, due 1/30/23	3,680	N
13,930	Ancestry.com, Inc., Term Loan B, 5.00%, due 8/17/22	13,837
49,375	Match Group, Inc., Term Loan B, 5.50%, due 11/6/22	49,344	N
49,147	TravelClick, Inc., 1st Lien Term Loan, 5.50%, due 5/8/21	46,690	N
31,606	Travelport LLC, Term Loan B, 5.75%, due 8/15/21	31,551
		145,102
IT Services (0.1%)
13,965	CSRA, Inc., Term Loan B, 3.75%, due 10/29/22	13,987

Machinery (0.1%)
7,960	NN, Inc., Term Loan B, 5.75%, due 10/2/22	7,841	N

Media (0.5%)
7,000	Cirque du Soleil, Inc., 2nd Lien Term Loan, 9.25%, due 6/25/23	6,143	N
17,779	Endemol NV, 1st Lien Term Loan, 6.75%, due 8/6/21	15,468
50,000	Liberty Cablevision of Puerto Rico LLC, Term Loan B, 4.50%, due 1/7/22	47,625	N
5,000	NEP/NCP Holdco, Inc., Term Loan, 10.00%, due 7/22/20	4,587	N
		73,823
Miscellaneous Manufacturing (0.1%)
9,925	Novolex Holdings, Inc., 1st Lien Term Loan, 6.00%, due 12/4/21	9,888

Multiline Retail (0.2%)
32,880	JC Penney Corp., Inc., Term Loan, 6.00%, due 5/21/18	32,913

Oil, Gas & Consumable Fuels (0.1%)
55,000	Fieldwood Energy LLC, 2nd Lien Term Loan, 8.37%, due 9/30/20	9,556

Packaging & Containers (0.0%)
1,486	Kloeckner Pentaplast of America, Inc., Initial Term Loan, 5.00%, due 4/22/20	1,484
3,477	Kloeckner Pentaplast of America, Inc., Term Loan B, 5.00%, due 4/22/20	3,474
		4,958
Personal Products (0.1%)
8,000	Coty/Galleria, Term Loan A, 3.75%, due 10/22/22	7,970	N

Pharmaceuticals (0.1%)
8,000	Valeant Pharmaceuticals International, Inc., Term Loan, 4.00%, due 4/1/22	7,543	^^

Real Estate Investment Trusts (0.0%)
2,978	Communications Sales & Leasing, Inc., Term Loan B, 5.00%, due 10/16/22	2,878

Road & Rail (0.1%)
5,985	Quality Distribution, Inc., 1st Lien Term Loan, 5.75%, due 7/31/22	5,173
13,929	YRC Worldwide, Inc., 1st Lien Term Loan, 8.00%, due 2/12/19	11,018
		16,191
Semiconductors & Semiconductor Equipment (0.1%)
5,000	Linxens, 2nd Lien Term Loan, 9.50%, due 7/31/23	4,550	N
4,988	Linxens, Term Loan B, 5.00%, due 7/31/22	4,907
14,000	SunEdison, Inc., 2nd Lien Term Loan A2, 12.50%, due 7/2/18	6,265	N
		15,722
Technology Hardware, Storage & Peripherals (0.2%)
28,852	Eastman Kodak Co., Term Loan, 7.25%, due 7/31/19	27,457

Telecommunications (0.0%)
6,878	ConvergeOne Holdings Corp., 1st Lien Term Loan, 6.00%, due 6/16/20	6,602	N

Textiles, Apparel & Luxury Goods (0.0%)
5,000	FULLBEAUTY Brands, Inc., Term Loan B, 5.75%, due 10/15/22	4,729

Total Bank Loan Obligations (Cost $954,134)		906,932

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (0.0%)
6,000	U.S. Treasury Bond, 3.00%, due 11/15/45
	(Cost $6,319)	6,480	£[b]

Corporate Debt Securities (3.2%)

Biotechnology (0.0%)
5,000	AMAG Pharmaceuticals, Inc., 7.88%, due 9/1/23	4,413	ñØ

Chemicals (0.0%)
3,000	Momentive Performance Materials, Inc., 10.00%, due 10/15/20	0	≠NZ

Commercial Services & Supplies (0.0%)
5,000	Constellis Holdings LLC, 9.75%, due 5/15/20	4,350	£[b]ñ

Diversified Consumer Services (0.0%)
2,000	Ascent Capital Group, Inc., 4.00%, due 7/15/20	1,244

Diversified Telecommunication Services (1.0%)
100,000	FairPoint Communications, Inc., 8.75%, due 8/15/19	94,750	ñØ
51,000	Intelsat Jackson Holdings SA, 5.50%, due 8/1/23	30,728	£[b]
13,000	Intelsat Jackson Holdings SA, 8.00%, due 2/15/24	13,390	£[b]ñ
7,000	Intelsat Luxembourg SA, 7.75%, due 6/1/21	2,082
		140,950
Gas Utilities (0.1%)
23,000	Niska Gas Storage Canada Finance Corp., 6.50%, due 4/1/19	17,940	N

Hotels, Restaurants & Leisure (0.1%)
13,000	Caesars Entertainment Resort Properties LLC, 8.00%, due 10/1/20	12,727	£[b]

Household Products (0.1%)
18,000	The Sun Products Corp., 7.75%, due 3/15/21	16,740	£[b]ñ

Insurance (0.4%)
36,888	Ambac Assurance Corp., 5.10%, due 6/7/20	40,577	£[b]ñØ[d]
4,000	Syncora Holdings Ltd., Ser. A, 6.88%, due 9/30/17	940Nμd
11,000	Wayne Merger Sub LLC, 8.25%, due 8/1/23	10,945	£[b]ñ
		52,462
Media (0.3%)
27,000	Cenveo Corp., 6.00%, due 8/1/19	19,642	£[b]ñ
4,000	DISH DBS Corp., 5.00%, due 3/15/23	3,560	£[b]
11,000	The McClatchy Co., 9.00%, due 12/15/22	10,251
6,000	WideOpenWest Finance LLC, 10.25%, due 7/15/19	6,000	£[b]
		39,453
Metals & Mining (0.2%)
36,000	Wise Metals Group LLC, 8.75%, due 12/15/18	31,680	£[b]ñ

Oil, Gas & Consumable Fuels (0.3%)
33,000	Cobalt International Energy, Inc., 3.13%, due 5/15/24	13,282	Ø
24,000	Midstates Petroleum Co., Inc., 10.00%, due 6/1/20	8,940
18,000	Murphy Oil Corp., 2.50%, due 12/1/17	16,877
3,000	Southwestern Energy Co., 3.30%, due 1/23/18	2,400
		41,499
Pharmaceuticals (0.4%)
65,000	Valeant Pharmaceuticals International, Inc., 6.13%, due 4/15/25	50,050	ñ

Semiconductors & Semiconductor Equipment (0.0%)
14,000	SunEdison, Inc., 5.00%, due 7/2/18	4,620	£[b]ñ

Trading Companies & Distributors (0.2%)
19,000	United Rentals North America, Inc., 4.63%, due 7/15/23	18,881

Wireless Telecommunication Services (0.1%)
5,000	T-Mobile USA, Inc., 6.00%, due 4/15/24	5,063

Total Corporate Debt Securities (Cost $501,208)		442,072

Number of Contracts

Purchased Options (0.1%)

Call Options (0.0%)
12	Energy Transfer Equity LP, Jul 2016 @ 12.5	240
13	SunEdison, Inc., Apr 2016 @ 6	–	[f]
1	Time Warner, Inc., Apr 2016 @ 67.5	577
2	Time Warner, Inc., Apr 2016 @ 72.5	340
1	Valeant Pharmaceuticals International, Inc., Jan 2017 @ 105	6
		1,163

Put Options (0.1%)
9	American Capital Ltd., May 2016 @ 13	81
7	iShares Russell 2000 ETF, Apr 2016 @ 102	70
7	iShares Russell 2000 ETF, May 2016 @ 101	427
7	iShares Russell 2000 ETF, Jun 2016 @ 100	854
4	PVH Corp., Apr 2016 @ 85	20
2	S&P 500 Index, Apr 2016 @ 2000	900
2	Soybean Crush, May 2016 @ 2000	5,590
4	The EURO STOXX 50 Index, Apr 2016 @ 2900	819
		8,761

Total Purchased Options (Cost $21,890)		9,924

Number of Shares

Short-Term Investments (33.2%)
4,558,912	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio Institutional Class, 0.18%	4,558,912	Ø≤
	(Cost $4,558,912)

Total Long Positions (98.3%) (Cost $13,539,322)		13,493,563	##
Cash, receivables and other assets, less liabilities (27.6%)		3,789,630	±†††Ø

Short Positions (see summary below) ((25.9)%)		(3,554,906)

Total Net Assets (100.0%)		$13,728,287

Short Positions ((25.9)%) £ØØ

Common Stocks Sold Short (18.8%)
Aerospace & Defense (0.5%)
(152)	HEICO Corp.	(9,140)
(270)	L-3 Communications Holdings, Inc.	(31,995)
(220)	The Boeing Co.	(27,927)
		(69,062)
Air Freight & Logistics (0.4%)
(196)	CH Robinson Worldwide, Inc.	(14,549)
(5,060)	Royal Mail PLC	(34,935)
		(49,484)
Airlines (0.5%)
(2,537)	Deutsche Lufthansa AG	(41,008)	*
(1,200)	JetBlue Airways Corp.	(25,344)	*
		(66,352)
Automobiles (0.4%)
(167)	Bayerische Motoren Werke AG	(15,335)
(705)	Ferrari NV	(29,399)	*
(256)	Harley-Davidson, Inc.	(13,140)
		(57,874)
Banks (0.9%)
(300)	BB&T Corp.	(9,981)
(1,030)	Canadian Western Bank	(19,153)
(236)	Chemical Financial Corp.	(8,423)
(128)	Cullen/Frost Bankers, Inc.	(7,054)
(3,475)	Huntington Bancshares, Inc.	(33,152)
(50)	Komercni banka as	(11,043)
(600)	National Bank of Canada	(19,629)
(465)	PacWest Bancorp	(17,275)
		(125,710)
Biotechnology (0.2%)
(69)	Amgen, Inc.	(10,345)
(84)	Celgene Corp.	(8,408)	*
(27)	Regeneron Pharmaceuticals, Inc.	(9,732)	*
		(28,485)
Building Products (0.1%)
(219)	AO Smith Corp.	(16,712)

Chemicals (0.5%)
(225)	Ashland, Inc.	(24,741)
(225)	Praxair, Inc.	(25,751)
(458)	The Dow Chemical Co.	(23,294)
		(73,786)
Commercial Services & Supplies (0.2%)
(1,458)	Quad/Graphics, Inc.	(18,866)
(82)	Stericycle, Inc.	(10,348)	*
		(29,214)
Diversified Financial Services (0.1%)
(2,804)	Challenger Ltd.	(18,034)

Electric Utilities (0.4%)
(85)	Duke Energy Corp.	(6,858)
(116)	Eversource Energy	(6,767)
(730)	The Southern Co.	(37,763)
(62)	Xcel Energy, Inc.	(2,593)
		(53,981)
Electrical Equipment (0.1%)
(216)	Vestas Wind Systems A/S	(15,239)

Energy Equipment & Services (1.1%)
(1,352)	Halliburton Co.	(48,293)
(349)	National Oilwell Varco, Inc.	(10,854)
(432)	Patterson-UTI Energy, Inc.	(7,612)
(1,074)	Schlumberger Ltd.	(79,207)
(473)	TGS Nopec Geophysical Co. ASA	(7,220)
		(153,186)
Food & Staples Retailing (0.4%)
(312)	ICA Gruppen AB	(10,323)
(650)	The Kroger Co.	(24,862)
(210)	Wal-Mart Stores, Inc.	(14,383)
		(49,568)
Food Products (0.1%)
(302)	B&G Foods, Inc.	(10,513)

Gas Utilities (0.1%)
(95)	AGL Resources, Inc.	(6,188)
(144)	Piedmont Natural Gas Co., Inc.	(8,615)
(62)	Questar Corp.	(1,538)
		(16,341)
Health Care Equipment & Supplies (0.7%)
(385)	Baxter International, Inc.	(15,816)
(98)	Coloplast A/S Class B	(7,426)
(329)	Getinge AB Class B	(7,582)
(145)	IDEXX Laboratories, Inc.	(11,356)	*
(435)	LivaNova PLC	(23,481)	*
(132)	ResMed, Inc.	(7,632)
(123)	Stryker Corp.	(13,197)
(94)	Varian Medical Systems, Inc.	(7,522)	*
		(94,012)
Health Care Providers & Services (0.7%)
(167)	Aetna, Inc.	(18,763)
(371)	AmerisourceBergen Corp.	(32,110)
(66)	Anthem, Inc.	(9,173)
(115)	Cardinal Health, Inc.	(9,424)
(76)	Henry Schein, Inc.	(13,120)	*
(50)	McKesson Corp.	(7,863)
(152)	MEDNAX, Inc.	(9,822)	*
		(100,275)
Hotels, Restaurants & Leisure (0.4%)
(595)	Darden Restaurants, Inc.	(39,449)
(306)	Marriott International, Inc. Class A	(21,781)
		(61,230)
Household Durables (0.1%)
(423)	Newell Rubbermaid, Inc.	(18,735)

Independent Power & Renewable Electricity Producers (0.0%)
(300)	NRG Yield, Inc. Class C	(4,272)

Insurance (0.7%)
(375)	Ambac Financial Group, Inc.	(5,925)	*
(481)	Assicurazioni Generali SpA	(7,132)
(141)	Hannover Rueck SE	(16,429)
(711)	Primerica, Inc.	(31,661)
(267)	Torchmark Corp.	(14,461)
(517)	Unum Group	(15,985)
		(91,593)
Internet Software & Services (0.4%)
(665)	Alibaba Group Holding Ltd. ADR	(52,555)	*
(1,800)	Yahoo Japan Corp.	(7,661)
		(60,216)
IT Services (0.6%)
(330)	International Business Machines Corp.	(49,978)
(300)	PayPal Holdings, Inc.	(11,580)	*
(1,780)	Xerox Corp.	(19,865)
		(81,423)
Life Sciences Tools & Services (0.7%)
(875)	Bruker Corp.	(24,500)
(186)	PerkinElmer, Inc.	(9,200)
(133)	Quintiles Transnational Holdings, Inc.	(8,658)	*
(285)	Thermo Fisher Scientific, Inc.	(40,353)
(82)	Waters Corp.	(10,817)	*
		(93,528)
Machinery (0.9%)
(220)	Cummins, Inc.	(24,187)
(280)	Deere & Co.	(21,557)
(555)	Flowserve Corp.	(24,648)
(1,765)	Manitowoc Foodservice, Inc.	(26,016)	*
(215)	Parker-Hannifin Corp.	(23,882)
		(120,290)
Media (1.6%)
(408)	Charter Communications, Inc. Class A	(82,591)	*
(490)	John Wiley & Sons, Inc. Class A	(23,956)
(700)	MSG Networks, Inc. Class A	(12,103)	*
(619)	New Media Investment Group, Inc.	(10,300)
(524)	Nexstar Broadcasting Group, Inc. Class A	(23,198)
(205)	SES SA FDR	(6,003)
(3,826)	Sirius XM Holdings, Inc.	(15,113)	*
(280)	The Walt Disney Co.	(27,807)
(474)	Viacom, Inc. Class B	(19,567)
		(220,638)
Multiline Retail (0.4%)
(4,342)	JC Penney Co., Inc.	(48,023)	*

Multi-Utilities (0.4%)
(349)	Consolidated Edison, Inc.	(26,740)
(265)	Dominion Resources, Inc.	(19,907)
(89)	Public Service Enterprise Group, Inc.	(4,195)
(103)	TECO Energy, Inc.	(2,836)
		(53,678)
Oil, Gas & Consumable Fuels (0.1%)
(871)	Cobalt International Energy, Inc.	(2,587)	*
(82)	ONEOK, Inc.	(2,449)
(44)	Tallgrass Energy GP LP	(813)
(26)	Targa Resources Corp.	(776)
		(6,625)
Pharmaceuticals (1.8%)
(200)	AbbVie, Inc.	(11,424)
(117)	Bristol-Myers Squibb Co.	(7,474)
(103)	Johnson & Johnson	(11,145)
(262)	Mylan NV	(12,144)	*
(123)	Novartis AG ADR	(8,910)
(87)	Perrigo Co. PLC	(11,130)
(1,486)	Pfizer, Inc.	(44,045)
(430)	Phibro Animal Health Corp. Class A	(11,627)
(165)	Roche Holding AG	(40,617)
(746)	Sanofi ADR	(29,959)
(67)	Shire PLC ADR	(11,517)
(217)	Teva Pharmaceutical Industries Ltd. ADR	(11,612)
(425)	UCB SA	(32,518)
		(244,122)
Semiconductors & Semiconductor Equipment (0.5%)
(350)	Lam Research Corp.	(28,910)
(50)	Microchip Technology, Inc.	(2,410)
(700)	QUALCOMM, Inc.	(35,798)
(386)	SunEdison, Inc.	(208)	*
		(67,326)
Software (0.4%)
(325)	CommVault Systems, Inc.	(14,030)	*
(520)	Workday, Inc. Class A	(39,957)	*
		(53,987)
Specialty Retail (1.2%)
(750)	American Eagle Outfitters, Inc.	(12,502)
(354)	Best Buy Co., Inc.	(11,484)
(495)	CarMax, Inc.	(25,294)	*
(900)	Chico's FAS, Inc.	(11,943)
(285)	Foot Locker, Inc.	(18,383)
(167)	Hibbett Sports, Inc.	(5,995)	*
(250)	L Brands, Inc.	(21,953)
(507)	Outerwall, Inc.	(18,754)
(205)	Signet Jewelers Ltd.	(25,426)
(241)	Staples, Inc.	(2,658)
(425)	The Gap, Inc.	(12,495)
		(166,887)
Technology Hardware, Storage & Peripherals (0.2%)
(450)	Diebold, Inc.	(13,009)
(183)	Western Digital Corp.	(8,645)
		(21,654)
Textiles, Apparel & Luxury Goods (0.4%)
(137)	Coach, Inc.	(5,492)
(178)	lululemon athletica, Inc.	(12,053)	*
(489)	Under Armour, Inc. Class A	(41,482)	*
		(59,027)
Thrifts & Mortgage Finance (0.6%)
(2,688)	BofI Holding, Inc.	(57,362)	*
(805)	Home Capital Group, Inc.	(21,731)
		(79,093)
Wireless Telecommunication Services (0.0%)
(763)	NII Holdings, Inc.	(4,219)	*
Total Common Stocks Sold Short (Proceeds $(2,494,058))		(2,584,394)

Exchange Traded Funds Sold Short (5.7%)
(5,909)	Alerian MLP ETF	(64,408)
(775)	CurrencyShares Euro Trust	(86,164)	*
(1,495)	Energy Select Sector SPDR Fund	(92,570)
(899)	Health Care Select Sector SPDR Fund	(60,934)
(364)	iShares Russell 2000 ETF	(40,266)
(493)	iShares U.S. Real Estate ETF	(38,385)
(940)	SPDR S&P 500 ETF Trust	(193,226)
(393)	SPDR S&P MidCap 400 ETF Trust	(103,249)
(304)	SPDR S&P Oil & Gas Exploration & Production ETF	(9,226)
(1,667)	Utilities Select Sector SPDR Fund	(82,717)

Total Exchange Traded Funds Sold Short (Proceeds $(759,900))		(771,145)

Exchange Traded Notes Sold Short (0.2%)

(1,246)	JPMorgan Alerian MLP Index ETN	(33,754)
(Proceeds $(32,897))

Master Limited Partnerships Sold Short (0.2%)
Gas Utilities (0.1%)
(522)	Ferrellgas Partners LP	(9,083)
Oil, Gas & Consumable Fuels (0.1%)
(53)	Crestwood Equity Partners LP	(619)
(116)	Enable Midstream Partners LP	(993)
(47)	Enbridge Energy Partners LP	(861)
(224)	Golar LNG Partners LP	(3,291)
(138)	Holly Energy Partners LP	(4,669)
(77)	Memorial Production Partners LP	(164)
(260)	Midcoast Energy Partners LP	(1,336)
(212)	ONEOK Partners LP	(6,657)
(95)	TC PipeLines LP	(4,581)
		(23,171)
Total Master Limited Partnerships Sold Short (Proceeds $(33,904))		(32,254)

Principal Amount

Corporate Debt Securities Sold Short (1.0%)
Chemicals (0.1%)
$(15,000)	The Chemours Co., 6.63%, due 5/15/23	(12,375)	ñ
Hotels, Restaurants & Leisure (0.1%)
(13,000)	Wynn Las Vegas LLC, 5.50%, due 3/1/25	(12,350)	ñ
IT Services (0.1%)
(21,000)	Sungard Availability Services Capital, Inc., 8.75%, due 4/1/22	(12,075)	ñ
Metals & Mining (0.0%)
(1,000)	Cliffs Natural Resources, Inc., 7.75%, due 3/31/20	(335)	ñ
Multiline Retail (0.1%)
(15,000)	Macy's Retail Holdings, Inc., 4.50%, due 12/15/34	(12,254)
Oil, Gas & Consumable Fuels (0.0%)
(4,000)	SESI LLC, 7.13%, due 12/15/21	(3,040)
Pharmaceuticals (0.4%)
(64,000)	Valeant Pharmaceuticals International, 7.00%, due 10/1/20	(54,400)	ñ
Specialty Retail (0.1%)
(7,000)	Outerwall, Inc., 6.00%, due 3/15/19	(6,020)
(5,000)	Outerwall, Inc., 5.88%, due 6/15/21	(3,750)
		(9,770)
Trading Companies & Distributors (0.1%)
(16,000)	United Rentals North America, Inc., 7.38%, due 5/15/20	(16,760)

Total Corporate Debt Securities Sold Short (Proceeds $(145,997))		(133,359)

Total Short Positions (Proceeds $(3,466,756))		(3,554,906)

See Notes to Schedule of Investments

March 31, 2016
Notes to Schedule of Investments Absolute Return Multi-Manager Portfolio (Unaudited)

†      In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurement"
("ASC 820"), all investments held by Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (the "Fund") are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund's investments (long and short positions) in equity securities, business development companies, exchange-traded funds, exchange-traded notes, exchange-traded purchased option contracts, exchange-traded written option contracts, master limited partnerships, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund's investments (long and short positions) in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available ("Other Market Information").

U.S. Treasury Securities. Inputs used to value U.S. Treasury Securities generally include quotes from several inter-dealer brokers and Other Market Information.

       The value of bank loan obligations is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

The value of financial futures contracts ("financial futures") is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of forward foreign currency contracts ("forward contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services' networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of equity swap contracts ("equity swaps") is determined by Management by obtaining valuations from  independent pricing services using the underlying asset and stated London Interbank Offered Rate ("LIBOR") or Federal Funds floating rate (Level 2).

Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts ("ADRs") and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange ("NYSE") on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign income securities as of the close of the NYSE. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the close of the NYSE (Level 2 inputs) to assist in determining prices for certain foreign income securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

The following is a summary, categorized by Level, of inputs used to value the Fund's investments as of March 31, 2016:

Asset Valuation Inputs
	Level 1	Level 2	Level 3§	Total
Investments:
Common Stocks
Health Care Equipment & Supplies	$270,503	$—	$175	$270,678
Other Common Stocks^	6,980,364	—	—	6,980,364
Total Common Stocks	7,250,867	—	175	7,251,042
Business Development Companies	14,417	—	—	14,417
Master Limited Partnerships^	302,173	—	—	302,173
Rights
Biotechnology	—	—	680	680
Food & Staples Retailing	—	—	400	400
Other Rights^	1	—	—	1
Total Rights	1	—	1,080	1,081
Warrants^	530	—	—	530
Bank Loan Obligations
Capital Markets	—	49,127	19,950	69,077
Health Care Equipment & Supplies	—	—	6,974	6,974
Health Care Providers & Services	—	18,602	11,434	30,036
Hotels, Restaurants & Leisure	—	69,265	5,790	75,055
Internet Software & Services	—	98,412	46,690	145,102
Semiconductors & Semiconductor Equipment	—	11,172	4,550	15,722
Other Bank Loan Obligations^	—	564,966	—	564,966
Total Bank Loan Obligations	—	811,544	95,388	906,932
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	—	6,480	—	6,480
Corporate Debt Securities
Chemicals	—	—	0[z]	0[z]
Other Corporate Debt Securities^	—	442,072	—	442,072
Total Corporate Debt Securities	—	442,072	—	442,072
Purchased Options	9,924	—	0	9,924
Short-Term Investments	—	4,558,912	—	4,558,912
Total Long Positions	$7,577,912	$5,819,008	$96,643	$13,493,563

^ The Schedule of Investments provides information on the industry categorization for the portfolio.
z A zero balance reflects actual amounts rounding to less than $1.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

§The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 1/1/16	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/16
Investment in Securities:
Common Stocks‡
Health Care
Equipment & Supplies	$175	$—	$—	$—	$—	$—	$—	$175	$—
Rights‡
Biotechnology	55	—	625	—	—	—	—	680	625
Food & Staples Retailing	400	—	—	—	—	—	—	400	—
Bank Loan Obligations Ω
Capital Markets	54,939	28	(352)	—	(34,665)	—	—	19,950	(542)
Commercial Services & Supplies	11,885	—	—	—	—	—	(11,885)	—	—
Diversified Financial Services	47,500	—	—	—	—	—	(47,500)	—	—
Electronic Equipment, Instruments & Components	1,800	2	(23)	—	(1,779)	—	—	—	—
Health Care Equipment & Supplies	—	2	130	—	(18)	6,860	—	6,974	130
Health Care Providers & Services	11,315	4	145	—	(30)	—	—	11,434	145
Hotels, Restaurants & Leisure	—	5	(95)	—	—	5,880	—	5,790	(95)
Internet Software & Services	57,954	47	(533)	—	(10,778)	—	—	46,690	(505)
Media	6,580	—	—	—	—	—	(6,580)	—	—
Semiconductors & Semiconductor Equipment	—	2	(339)	—	—	4,887	—	4,550	(339)
Telecommunications	6,774	—	—	—	—	—	(6,774)	—	—
Corporate Debt Securities Ω
Chemicals	—	—	—	—	—	—	—	—	—
Purchased Options
Call Options	—	—	(755)	1,175	(1,085)	665	—	—	(755)
Total	$199,377	$90	$(1,197)	$1,175	$(48,355)	$18,292	$(72,739)	$96,643	$(1,336)

‡  As of the period ended March 31, 2016, these investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended March 31, 2016, certain securities were transferred from one level (as of December 31, 2015) to another. Based on beginning of period market values as of January 1, 2016, $72,739 was transferred from Level 3 to Level 2. In addition, $17,627 was transferred from Level 2 to Level 3. In addition, $665 was transferred from Level 1 to Level 3. Bank loans and options that transferred in or out of Level 3 were primarily due to the pricing methodology being based on a single broker quote (Level 3) or the pricing methodology being based on dated inputs by Management (Level 3). In addition, $41,818 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of March 31, 2016. These securities had been categorized as Level 2 as of December 31, 2015 due to adjusted prices provided by Interactive, in accordance with the description of the valuation methods of foreign equity securities in footnote † above.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of March 31, 2016:

Asset Valuation Inputs
				Level 1		Level 2	Level 3§	Total
Forward contracts (unrealized appreciation)				$—		$8,821	$—	$8,821
Financial futures (unrealized appreciation)				2,279		—	—	2,279
Swap contracts				—		68,749	1,203	69,952
Total				$2,279		$77,570	$1,203	$81,052
§The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:
	Beginning balance as of 1/1/16	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/16
Investment in Securities
Equity Swaps Ω
United States	$1,203	$—	$—	$—	$—	$—	$—	$1,203	$—
Total	$1,203	$—	$—	$—	$—	$—	$—	$1,203	$—

Ω These securities are valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level, of inputs used to value the Fund's short investments as of March 31, 2016:

Liability Valuation Inputs
				Level 1		Level 2	Level 3	Total
Investments:
Common Stocks Sold Short^				(2,584,394)		—	—	(2,584,394)
Exchange Traded Funds Sold Short				(771,145)		—	—	(771,145)
Exchange Traded Notes Sold Short				(33,754)		—	—	(33,754)
Master Limited Partnerships Sold Short^				(32,254)		—	—	(32,254)
Corporate Debt Securities Sold Short^				—		(133,359)	—	(133,359)
Total Short Positions				$(3,421,547)		$(133,359)	$—	$(3,554,906)

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level, of inputs used to value the Fund's derivatives as of March 31, 2016:

Liability Valuation Inputs
				Level 1		Level 2	Level 3	Total
Forward contracts (unrealized depreciation)				$—		$(30,214)	$—	$(30,214)
Financial futures (unrealized depreciation)				(2,128)		—	—	(2,128)
Options written				(5,615)		—	—	(5,615)
Swap contracts				—		(82,402)	—	(82,402)
Total				$(7,743)		$(112,616)	$—	$(120,359)

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

±	At March 31, 2016, the Fund had outstanding call and put options written as follows:
Name of Issuer	Contracts	Exercise Price	Expiration Date	Market Value of Options
Pacific Biosciences of California, Inc., Call	1	$10	April 2016	$(25)
Pacific Biosciences of California, Inc., Call	8	10	May 2016	(520)
Rite Aid Corp., Call	31	8	April 2016	(558)
Time Warner, Inc., Call	1	82.5	April 2016	(9)
Time Warner, Inc., Call	2	90	April 2016	(8)
Time Warner, Inc., Put	1	60	April 2016	(7)
Time Warner, Inc., Put	2	65	April 2016	(28)
Valeant Pharmaceuticals International, Inc., Put	1	70	January 2017	(4,460)
Total				$(5,615)

##
At March 31, 2016, the cost of investments for U.S. federal income tax basis was $13,539,322. Gross unrealized appreciation of investments was $380,227 and gross unrealized depreciation of investments was $425,986, resulting in net unrealized depreciation of $45,759 based on cost for U.S. federal income tax purposes.

*	Security did not produce income during the last twelve months.
^^	All or a portion of this security has not settled as of March 31, 2016 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
≠	Security had an event of default.
¢	All or a portion of this security was purchased on a delayed delivery basis.
£	At March 31, 2016, the Fund had pledged securities in the amount of $382,911 to cover collateral requirements for borrowing in connection with securities sold short and option contracts written.
b	All or portion of this security has been pledged as collateral.
f	Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.
ñ
Securities were purchased or sold short under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At March 31, 2016, these securities amounted to $329,121 of long positions and $(91,535) of short positions, or 2.4% and (0.7)%, respectively, of net assets for the Fund.

N	These securities have been deemed by the investment manager to be illiquid. At March 31, 2016, these securities amounted to $357,353 or 2.6% of net assets for the Fund.
Ø
All or a portion of this security and/or cash is segregated in connection with obligations for securities sold short and/or delayed delivery purchase commitments and/or call and put option contracts written and/or forward contracts and/or swap contracts and/or financial futures.

ØØ	At March 31, 2016, the Fund had deposited $3,643,397 in one or more accounts to satisfy collateral requirements for borrowing in connection with securities sold short.
μ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2016 and their final maturities.

d	Security is currently not accruing income.
≤	The rate shown is the annualized seven day yield as of March 31, 2016.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

†††	At March 31, 2016, open forward contracts for the Fund were as follows:

Buy	Counterparty	Contracts to Receive	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	25,416	$17,997	05/18/16	$1,445
Brazilian Real	J.P. Morgan Chase Bank, N.A.	52,756	14,389	05/03/16	167
Brazilian Real	J.P. Morgan Chase Bank, N.A.	27,098	7,499	05/03/16	(23)
Brazilian Real	J.P. Morgan Chase Bank, N.A.	18,004	4,952	05/03/16	15
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	16,861	12,120	05/18/16	863
Czech Koruna	J.P. Morgan Chase Bank, N.A.	54,915	2,245	05/18/16	68
Czech Koruna	J.P. Morgan Chase Bank, N.A.	83,251	3,384	05/18/16	122
Czech Koruna	J.P. Morgan Chase Bank, N.A.	141,491	5,823	05/18/16	136
Czech Koruna	J.P. Morgan Chase Bank, N.A.	1,493	60	05/18/16	3
Danish Krone	J.P. Morgan Chase Bank, N.A.	30,894	4,581	05/18/16	143
Danish Krone	J.P. Morgan Chase Bank, N.A.	46,252	7,006	05/18/16	66
Euro	J.P. Morgan Chase Bank, N.A.	63,586	72,122	05/18/16	331
Euro	J.P. Morgan Chase Bank, N.A.	34,045	38,482	05/18/16	310
Euro	J.P. Morgan Chase Bank, N.A.	22,324	25,219	05/18/16	218
Euro	J.P. Morgan Chase Bank, N.A.	14,922	16,485	05/18/16	518
Euro	J.P. Morgan Chase Bank, N.A.	20,554	22,997	05/18/16	423
Euro	J.P. Morgan Chase Bank, N.A.	31,179	34,654	05/18/16	873
Japanese Yen	J.P. Morgan Chase Bank, N.A.	1,578,839	14,120	05/18/16	(74)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	2,727	319	05/18/16	11
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	17,934	2,094	05/18/16	73
Pound Sterling	J.P. Morgan Chase Bank, N.A.	2,087	2,952	05/18/16	46
Pound Sterling	J.P. Morgan Chase Bank, N.A.	10,683	15,516	05/18/16	(171)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	15,409	11,249	05/18/16	181
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	21,536	15,907	05/18/16	68
Swedish Krona	J.P. Morgan Chase Bank, N.A.	325,301	38,765	05/18/16	1,370
Swedish Krona	J.P. Morgan Chase Bank, N.A.	126,102	14,866	05/18/16	692
Swedish Krona	J.P. Morgan Chase Bank, N.A.	5,972	718	06/30/16	20
Swedish Krona	J.P. Morgan Chase Bank, N.A.	2,691	320	06/30/16	13
Swiss Franc	J.P. Morgan Chase Bank, N.A.	6,945	7,172	05/18/16	65
Swiss Franc	J.P. Morgan Chase Bank, N.A.	20,501	21,224	05/18/16	139
Swiss Franc	J.P. Morgan Chase Bank, N.A.	5,269	5,433	05/18/16	58
Total					$8,169

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Australian Dollar	J.P. Morgan Chase Bank, N.A.	30,386	$21,896	05/18/16	$(1,348)
Brazilian Real	J.P. Morgan Chase Bank, N.A.	152,373	37,651	05/03/16	(4,389)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	16,861	12,265	05/18/16	(718)
Canadian Dollar	J.P. Morgan Chase Bank, N.A.	47,560	36,673	06/30/16	50
Danish Krone	J.P. Morgan Chase Bank, N.A.	66,860	10,122	05/18/16	(102)
Danish Krone	J.P. Morgan Chase Bank, N.A.	37,189	5,428	05/18/16	(259)
Danish Krone	J.P. Morgan Chase Bank, N.A.	55,797	8,490	05/18/16	(42)
Danish Krone	J.P. Morgan Chase Bank, N.A.	73,770	11,067	05/18/16	(213)
Danish Krone	J.P. Morgan Chase Bank, N.A.	62,595	9,226	05/18/16	(345)
Euro	J.P. Morgan Chase Bank, N.A.	122,450	135,491	04/08/16	(3,862)
Euro	J.P. Morgan Chase Bank, N.A.	9,486	10,577	05/18/16	(232)
Euro	J.P. Morgan Chase Bank, N.A.	23,130	25,712	05/18/16	(643)
Euro	J.P. Morgan Chase Bank, N.A.	44,121	49,386	05/18/16	(887)
Euro	J.P. Morgan Chase Bank, N.A.	13,274	15,075	05/18/16	(50)
Euro	J.P. Morgan Chase Bank, N.A.	120,942	136,646	05/18/16	(1,161)
Euro	J.P. Morgan Chase Bank, N.A.	109,000	119,830	05/18/16	(4,369)
Euro	J.P. Morgan Chase Bank, N.A.	33,379	38,082	05/18/16	49
Euro	J.P. Morgan Chase Bank, N.A.	42,371	46,109	05/18/16	(2,171)
Euro	J.P. Morgan Chase Bank, N.A.	15,183	17,327	06/30/16	2
Hong Kong Dollar	J.P. Morgan Chase Bank, N.A.	492,858	63,498	04/08/16	(38)
Japanese Yen	J.P. Morgan Chase Bank, N.A.	1,578,839	13,917	05/18/16	(129)
Mexican Peso	J.P. Morgan Chase Bank, N.A.	141,020	7,855	04/08/16	(304)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	20,661	2,396	05/18/16	(100)

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

Sell	Counterparty	Contracts to Deliver	In Exchange For	Settlement Date	Net Unrealized Appreciation (Depreciation)
Norwegian Krone	J.P. Morgan Chase Bank, N.A.	128,467	$15,023	05/18/16	$(499)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	1,428	2,051	05/18/16	0[z]
Pound Sterling	J.P. Morgan Chase Bank, N.A.	1,374	1,945	05/18/16	(29)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	1,426	2,057	05/18/16	9
Pound Sterling	J.P. Morgan Chase Bank, N.A.	1,191	1,670	05/18/16	(41)
Pound Sterling	J.P. Morgan Chase Bank, N.A.	47,432	68,408	06/30/16	262
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	22,974	16,472	05/18/16	(569)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	13,372	9,651	05/18/16	(268)
Singapore Dollar	J.P. Morgan Chase Bank, N.A.	599	426	05/18/16	(18)
South African Rand	J.P. Morgan Chase Bank, N.A.	14,824	933	05/18/16	(62)
South African Rand	J.P. Morgan Chase Bank, N.A.	145,117	9,003	05/18/16	(739)
South African Rand	J.P. Morgan Chase Bank, N.A.	150,588	9,692	05/18/16	(417)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	452,630	54,409	04/08/16	(1,353)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	62,711	7,410	05/18/16	(327)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	3,887	453	05/18/16	(27)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	92,146	11,228	05/18/16	(141)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	102,691	12,147	05/18/16	(523)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	39,600	4,640	06/30/16	(254)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	26,400	3,202	06/30/16	(60)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	26,400	3,180	06/30/16	(82)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	13,200	1,570	06/30/16	(61)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	26,400	3,127	06/30/16	(135)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	26,400	3,239	06/30/16	(23)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	8,663	1,026	06/30/16	(45)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	118,800	14,068	06/30/16	(613)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	13,200	1,566	06/30/16	(65)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	33,000	3,912	06/30/16	(166)
Swedish Krona	J.P. Morgan Chase Bank, N.A.	58,837	7,283	06/30/16	12
Swiss Franc	J.P. Morgan Chase Bank, N.A.	26,580	26,862	04/08/16	(786)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	5,003	5,046	05/18/16	(168)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	1,658	1,675	05/18/16	(53)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	18,339	18,932	05/18/16	(178)
Swiss Franc	J.P. Morgan Chase Bank, N.A.	23,542	23,650	05/18/16	(882)
Total					$(29,562)

[z] A zero balance reflects actual amounts rounding to less than $1.

At March 31, 2016, open positions in financial futures contracts for the Fund were as follows:
Expiration		Open Contracts	Position	Unrealized Appreciation (Depreciation)
June 2016	1	S&P 500 Index	Short	$(2,128)
June 2016	4	The EURO STOXX 50 Index	Short	2,279
Total				$151

       At March 31, 2016, the notional value of financial futures was $(235,982) for short positions.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

At March 31, 2016, the outstanding OTC equity swaps* for the Funds were as follows:

Counterparty	Description	Expiration Date(s)	Value
J.P. Morgan Chase Bank, N.A.	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.	6/5/16-12/5/16	$(6,855)

* The following table represents the individual long and short positions and related values of the equity swaps with J.P. Morgan Chase Bank, N.A. as of March 31, 2016.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
Brazil
Porto Sudeste Royalties FIP	22,359	$13,477	$(2,595)

Canada
Athabasca Oil Corp.	8,669	14,225	(7,349)

France
Elior Group	1,430	30,266	1,090
Societe Television Francaise 1	3,903	48,694	1,847
			2,937
Ireland
Bank of Ireland	40,281	14,442	(2,754)
CRH PLC	1,053	29,732	20
Shire PLC	841	49,366	(1,546)
			(4,280)
Spain
Telefonica SA	2,640	30,437	(842)

United Kingdom
Premier Oil PLC	6,087	6,651	(2,782)
Prudential PLC	1,351	27,721	(2,477)
Rexam PLC	5,905	52,924	845
SABMiller PLC	1,255	71,638	5,077
Spire Healthcare Group PLC	2,027	9,408	1,044
			1,707
United States
Safeway, Inc.	3,007	0[z]	1,053N
Safeway, Inc.	3,007	0[z]	150N
Signet Jewelers Ltd.	118	14,771	(136)
			1,067

Total Long Positions of Equity Swaps			(9,355)
Short Positions
France
Airbus Group SE	(256)	(17,263)	266
Sanofi	(352)	(28,509)	126
			392

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
United Kingdom
Barratt Developments PLC	(1,666)	$(14,195)	$783
easyJet PLC	(339)	(7,198)	(197)
ITV PLC	(2,734)	(9,696)	225
Taylor Wimpey PLC	(5,459)	(14,184)	(736)
			75

Total Short Positions of Equity Swaps			467
Total Long and Short Positions of Equity Swaps			(8,888)

Financing Costs and Other Receivables/(Payables)			2,033

Equity Swaps, at value - J.P. Morgan Chase Bank, N.A.			$(6,855)

Counterparty	Description		Expiration Date(s)	Value
Morgan Stanley Capital Services LLC	The Fund receives the total return on long positions and pays a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions. The Fund pays the total return on short positions and receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the local currencies of the positions.		12/2/16-3/9/17	$(5,595)

* The following table represents the individual long and short positions and related values of the equity swaps with Morgan Stanley Capital Services LLC as of March 31, 2016.

	Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
Long Positions
Brazil
	Cia Brasileira de Distribuicao	268	$2,936	$792
	Hypermarcas SA	974	5,533	2,084
				2,876
France
	Amundi SA	192	9,532	(390)
	BNP Paribas SA	414	24,134	(3,297)
	Iliad SA	154	38,428	1,201
	JCDecaux SA	132	5,330	448
	Publicis Groupe SA	396	26,716	1,091
	Remy Cointreau SA	721	53,813	926
	Societe Generale SA	273	12,428	(2,338)
				(2,359)
India
	Dr Reddy's Laboratories Ltd.	213	9,874	(249)

Ireland
	iShares Euro High Yield Corporate Bond UCITS ETF	220	25,939	(239)
	Ryanair Holdings PLC	3,222	53,411	(1,477)
				(1,716)
Jordan
	Hikma Pharmaceuticals PLC	421	13,327	(1,354)

Luxembourg
	Eurofins Scientific SE	51	19,043	(336)

South Africa
	Aspen Pharmacare Holdings Ltd.	418	8,263	802

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
South Korea
NAVER Corp.	16	$8,536	$376

Sweden
Meda AB	2,282	42,375	98

Turkey
Migros Ticaret AS	1,239	7,421	428

United Kingdom
Admiral Group PLC	1,927	45,257	9,625
ASOS PLC	255	12,370	(467)
Barclays PLC	6,618	20,672	(6,414)
Burberry Group PLC	194	3,292	511
Croda International PLC	581	24,395	965
ITV PLC	15,330	58,997	(5,890)
Pets at Home Group PLC	932	3,819	(217)
Rexam PLC	7,635	64,753	4,770
RSA Insurance Group PLC	3,624	22,223	2,537
Smith & Nephew PLC	2,588	41,791	881
Smiths Group PLC	441	6,127	688
Sports Direct International PLC	13,574	99,283	(25,570)
			(18,581)
United States
Alphabet, Inc.	61	46,449	88
Apple, Inc.	276	29,237	844
Coach, Inc.	515	16,671	3,976
Expedia, Inc.	167	19,891	(1,886)
Mead Johnson Nutrition Co.	304	23,833	1,998
The Williams Cos., Inc.	2,048	35,933	(3,022)
			1,998

Total Long Positions of Equity Swaps			(18,017)
Short Positions
France
Air France-KLM	(1,477)	(11,642)	(2,411)
Electricite de France SA	(446)	(6,552)	1,546
Kering	(68)	(12,011)	(144)
Lagardere SCA	(615)	(18,615)	2,274
Orange SA	(1,242)	(21,961)	203
			1,468
Germany
Deutsche Lufthansa AG	(795)	(12,782)	(68)
Deutsche Telekom AG	(1,248)	(22,990)	587
			519
Italy
Eni SpA	(1,098)	(17,461)	844

Netherlands
Koninklijke Ahold NV	(1,364)	(30,496)	(189)

Spain
Industria de Diseno Textil SA	(1,948)	(69,422)	3,887

Switzerland
Givaudan SA	(12)	(22,659)	(878)
Roche Holding AG	(31)	(8,722)	1,091
			213
United Kingdom
Bunzl PLC	(759)	(20,397)	(1,656)
GlaxoSmithKline PLC	(657)	(12,836)	(488)
Marks & Spencer Group PLC	(11,353)	(71,848)	5,614
WPP PLC	(1,123)	(24,762)	(1,480)
			1,990

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Notes to Schedule of Investments Absolute Return Multi-
Manager Portfolio (cont'd)

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation (Depreciation)
United States
Ball Corp.	(174)	$(12,040)	$(364)
Energy Transfer Equity LP	(2,273)	(16,097)	(110)
Merck & Co., Inc.	(133)	(6,983)	(54)
Pfizer, Inc.	(228)	(7,299)	541
			13

Total Short Positions of Equity Swaps			8,745
Total Long and Short Positions of Equity Swaps			(9,272)

Financing Costs and Other Receivables/(Payables)			3,677

Equity Swaps, at value - Morgan Stanley Capital Services LLC			$(5,595)

Total Equity Swaps, at value			$(12,450)

(a) Notional value represents the value (including any fees or commissions) of the long and short positions when they were established.
N          These securities have been deemed by the investment manager to be illiquid
z           A zero balance reflects actual amounts rounding to less than $1.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent shareholder reports.

Schedule of Investments Guardian Portfolio
(Unaudited) 3/31/16

NUMBER OF SHARES	VALUE		†

Common Stocks (90.4%)

Airlines (1.5%)
18,700	Delta Air Lines, Inc.	$910,316

Banks (5.0%)
21,705	JPMorgan Chase & Co.	1,285,370
44,236	U.S. Bancorp	1,795,539
		3,080,909
Beverages (3.4%)
7,500	Anheuser-Busch InBev NV ADR	934,950
11,100	PepsiCo, Inc.	1,137,528
		2,072,478
Biotechnology (2.0%)
12,100	Celgene Corp.	1,211,089	*

Capital Markets (1.1%)
2,035	BlackRock, Inc.	693,060

Chemicals (2.0%)
11,200	Ashland, Inc.	1,231,552

Consumer Finance (1.5%)
33,200	Synchrony Financial	951,512	*

Diversified Financial Services (3.3%)
9,795	CME Group, Inc.	940,810
31,800	Markit Ltd.	1,124,130	*
		2,064,940
Diversified Telecommunication Services (4.1%)
26,000	Level 3 Communications, Inc.	1,374,100	*
11,300	SBA Communications Corp. Class A	1,131,921	*
		2,506,021
Electric Utilities (2.3%)
33,840	Brookfield Infrastructure Partners LP	1,425,679

Electronic Equipment, Instruments & Components (2.0%)
29,600	CDW Corp.	1,228,400

Energy Equipment & Services (2.5%)
21,168	Schlumberger Ltd.	1,561,140

Food & Staples Retailing (5.4%)
4,750	Costco Wholesale Corp.	748,505
15,000	CVS Health Corp.	1,555,950
32,000	Whole Foods Market, Inc.	995,520
		3,299,975
Food Products (2.6%)
35,400	ConAgra Foods, Inc.	1,579,548

Health Care Equipment & Supplies (1.5%)
15,300	DENTSPLY SIRONA, Inc.	942,939

Health Care Providers & Services (5.3%)
29,995	DaVita HealthCare Partners, Inc.	2,201,033	*
8,050	UnitedHealth Group, Inc.	1,037,645
		3,238,678
Hotels, Restaurants & Leisure (1.7%)
8,195	McDonald's Corp.	1,029,948

Household Durables (1.0%)
14,000	Newell Rubbermaid, Inc.	620,060

Industrial Conglomerates (2.2%)
8,118	3M Co.	1,352,702

Internet & Catalog Retail (2.5%)
1,070	Amazon.com, Inc.	635,195	*
700	Priceline Group, Inc.	902,272	*
		1,537,467
Internet Software & Services (5.0%)
2,010	Alphabet, Inc. Class A	1,533,429	*
64,329	eBay, Inc.	1,534,890	*
		3,068,319
IT Services (3.2%)
3,376	Alliance Data Systems Corp.	742,720	*
16,010	Visa, Inc. Class A	1,224,445
		1,967,165
Life Sciences Tools & Services (2.5%)
1,800	Mettler-Toledo International, Inc.	620,568	*
6,600	Thermo Fisher Scientific, Inc.	934,494
		1,555,062
Machinery (1.4%)
13,500	Ingersoll-Rand PLC	837,135

Multi-Utilities (1.9%)
19,900	WEC Energy Group, Inc.	1,195,393

Oil, Gas & Consumable Fuels (3.2%)
3,200	Anadarko Petroleum Corp.	149,024
5,895	Devon Energy Corp.	161,759
43,205	Enbridge, Inc.	1,681,106
		1,991,889
Pharmaceuticals (1.4%)
13,850	Bristol-Myers Squibb Co.	884,738

Real Estate Investment Trusts (1.2%)
23,900	Weyerhaeuser Co.	740,422

Real Estate Management & Development (2.5%)
43,720	Brookfield Asset Management, Inc. Class A	1,521,019

Road & Rail (0.6%)
2,800	Canadian Pacific Railway Ltd.	371,532

Semiconductors & Semiconductor Equipment (1.1%)
11,800	Texas Instruments, Inc.	677,556

Software (1.9%)
3,380	Adobe Systems, Inc.	317,044	*
8,159	Intuit, Inc.	848,618
		1,165,662
Specialty Retail (5.3%)
10,300	Home Depot, Inc.	1,374,329
10,955	TJX Cos., Inc.	858,324
11,320	Tractor Supply Co.	1,024,007
		3,256,660
Technology Hardware, Storage & Peripherals (3.0%)
16,900	Apple, Inc.	1,841,931

Textiles, Apparel & Luxury Goods (3.3%)
12,100	lululemon athletica, Inc.	819,291	*
12,310	PVH Corp.	1,219,429
		2,038,720
Total Common Stocks (Cost $50,324,912)		55,651,616

Short-Term Investments (10.5%)
6,441,985	State Street Institutional Treasury Money Market Fund Premier Class, 0.19% (Cost $6,441,985)	6,441,985	a

Total Investments (100.9%) (Cost $56,766,897)		62,093,601	##

Liabilities, less cash, receivables and other assets [(0.9%)]		(578,220)

Total Net Assets (100.0%)		$61,515,381

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) 3/31/16

NUMBER OF SHARES	VALUE		†

Common Stocks (97.7%)

Australia (2.1%)
46,120	Brambles Ltd.	$428,482
274,575	Insurance Australia Group Ltd.	1,174,453
		1,602,935
Austria (1.3%)
18,360	Andritz AG	1,008,136

Belgium (0.8%)
10,450	Colruyt SA	608,822

Canada (5.1%)
26,670	Alimentation Couche-Tard, Inc. Class B	1,186,930
59,125	ATS Automation Tooling Systems, Inc.	482,105	*
24,100	Home Capital Group, Inc.	650,584
10,700	Kinaxis, Inc.	355,500	*
12,068	MacDonald, Dettwiler & Associates Ltd.	766,591
13,926	Suncor Energy, Inc.	387,837
		3,829,547
China (2.3%)
11,600	Alibaba Group Holding Ltd. ADR	916,748	*
4,400	Baidu, Inc. ADR	839,872	*
		1,756,620
Denmark (0.7%)
19,535	Sydbank A/S	559,933

France (9.6%)
3,800	Air Liquide SA	427,602
10,725	Arkema SA	805,218
15,090	BNP Paribas SA	759,469
18,100	Elior	396,885	ñ
6,455	Pernod-Ricard SA	719,824
9,830	Publicis Groupe SA	690,261
6,105	Sanofi	492,256
7,536	Sodexo SA	812,416
42,130	SPIE SA	838,945	*
5,065	Valeo SA	788,442
3,000	Virbac SA	521,442
		7,252,760
Germany (9.4%)
6,810	Bayer AG	800,482
14,370	Brenntag AG	820,851
4,010	Continental AG	912,596
6,591	Deutsche Boerse AG	562,417
9,100	GEA Group	445,260
11,893	Gerresheimer AG	932,832
8,340	Henkel AG & Co. KGaA, Preference Shares	919,589
2,351	Linde AG	342,560
16,435	SAP SE ADR	1,321,703
		7,058,290
Hong Kong (1.0%)
583,700	HKBN Ltd.	719,340

Ireland (0.9%)
119,460	Greencore Group PLC	643,404

Israel (4.7%)
437,340	Bezeq Israeli Telecommunication Corp. Ltd.	986,744
21,055	Check Point Software Technologies Ltd.	1,841,681	*
12,700	Teva Pharmaceutical Industries Ltd. ADR	679,577
		3,508,002
Italy (1.0%)
32,740	Azimut Holding SpA	754,410

Japan (11.7%)
10,300	Daikin Industries Ltd.	769,857
5,000	FANUC Corp.	776,800
47,700	KANSAI PAINT Co. Ltd.	766,285
2,200	KEYENCE Corp.	1,200,036
11,000	Nabtesco Corp.	246,888
51,600	SANTEN PHARMACEUTICAL Co. Ltd.	776,212
10,900	Sato Holdings Corp.	232,053
4,400	SMC Corp.	1,021,956
24,900	Sundrug Co. Ltd.	1,862,882
21,500	TOYOTA MOTOR Corp.	1,137,039
		8,790,008
Netherlands (5.8%)
18,200	AerCap Holdings NV	705,432	*
13,744	Akzo Nobel NV	936,794
11,465	ASML Holding NV	1,164,749
29,793	Koninklijke Ahold NV	670,231
10,500	NXP Semiconductors NV	851,235	*
		4,328,441
Norway (0.8%)
116,500	Skandiabanken ASA	598,360	ñ*

Spain (1.7%)
86,828	Banco Bilbao Vizcaya Argentaria SA	577,199
64,000	Euskaltel SA	699,854	ñ*
		1,277,053
Sweden (1.4%)
59,200	Dometic Group AB	430,241	ñ*
63,025	Nordea Bank AB	605,543
		1,035,784
Switzerland (13.6%)
3,021	Bucher Industries AG	734,239
8,805	Cie Financiere Richemont SA	581,933
654	Givaudan SA	1,282,766
20,215	Julius Baer Group Ltd.	868,264	*
2,750	Partners Group Holding AG	1,105,377
4,306	Roche Holding AG	1,059,987
462	SGS SA	976,324
6,145	Sonova Holding AG	784,781
12,000	TE Connectivity Ltd.	743,040
8,400	Tecan Group AG	1,276,314
51,150	UBS Group AG	823,996
		10,237,021
United Kingdom (20.9%)
10,360	Aon PLC	1,082,102
7,000	Atlassian Corp. PLC Class A	176,050	*
309,846	Barclays PLC	667,524
44,949	Bunzl PLC	1,306,008
99,800	Clinigen Group PLC	837,092
44,069	Compass Group PLC	777,251
14,120	DCC PLC	1,247,210
1,303,665	Lloyds Banking Group PLC	1,273,598
85,700	Marks & Spencer Group PLC	499,978
222,906	Mitie Group PLC	822,782
55,895	Prudential PLC	1,044,432
60,429	RELX PLC	1,123,077
162,900	RPS Group PLC	485,477
12,025	SABMiller PLC	735,049
29,565	Spectris PLC	783,012
63,670	St. James's Place PLC	839,931
235,980	TalkTalk Telecom Group PLC	803,594
33,400	Travis Perkins PLC	876,425
95,710	Worldpay Group PLC	378,162	ñ*
		15,758,754
United States (2.9%)
25,525	Nielsen Holdings PLC	1,344,146
257,700	Samsonite International SA	863,723
1	STERIS PLC	71
		2,207,940
Total Common Stocks (Cost $72,242,345)		73,535,560

Short-Term Investments (2.0%)
1,473,676	State Street Institutional Treasury Money Market Fund Premier Class, 0.19% (Cost $1,473,676)	1,473,676	a

Total Investments (99.7%) (Cost $73,716,021)		75,009,236	##

Cash, receivables and other assets, less liabilities (0.3%)		257,286

Total Net Assets (100.0%)		$75,266,522

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY
International Equity Portfolio (Unaudited)

Industry	Investments at Value	†	Percentage of Net Assets
Banks	$5,041,626		6.7%
Machinery	4,715,384		6.3%
Chemicals	4,561,225		6.1%
Pharmaceuticals	4,329,956		5.8%
Food & Staples Retailing	4,328,865		5.8%
Insurance	4,140,918		5.5%
Trading Companies & Distributors	3,708,716		4.9%
Software	3,694,934		4.9%
Capital Markets	3,552,047		4.7%
Diversified Telecommunication Services	3,209,532		4.3%
Life Sciences Tools & Services	3,046,238		4.1%
Electronic Equipment, Instruments & Components	2,726,088		3.6%
Commercial Services & Supplies	2,365,679		3.1%
Professional Services	2,320,470		3.1%
Auto Components	2,131,279		2.8%
Semiconductors & Semiconductor Equipment	2,015,984		2.7%
Media	1,813,338		2.4%
Internet Software & Services	1,756,620		2.3%
Hotels, Restaurants & Leisure	1,589,667		2.1%
Beverages	1,454,873		1.9%
Textiles, Apparel & Luxury Goods	1,445,656		1.9%
Industrial Conglomerates	1,247,210		1.7%
Automobiles	1,137,039		1.5%
Household Products	919,589		1.2%
Construction & Engineering	838,945		1.1%
Health Care Equipment & Supplies	784,852		1.0%
Building Products	769,857		1.0%
Aerospace & Defense	766,591		1.0%
Thrifts & Mortgage Finance	650,584		0.9%
Food Products	643,404		0.9%
Diversified Financial Services	562,417		0.7%
Multiline Retail	499,978		0.7%
Oil, Gas & Consumable Fuels	387,837		0.5%
IT Services	378,162		0.5%
Short-Term Investments and Other Assets-Net	1,730,962		2.3%

	$75,266,522		100.0%

Schedule of Investments Large Cap Value Portfolio
(Unaudited) 3/31/16

NUMBER OF SHARES	VALUE		†

Common Stocks (93.9%)

Airlines (0.9%)
10,338	Delta Air Lines, Inc.	$503,254

Auto Components (1.7%)
23,278	BorgWarner, Inc.	893,875
961	Johnson Controls, Inc.	37,450
		931,325
Banks (8.3%)
49,367	Citigroup, Inc.	2,061,072
31,091	JPMorgan Chase & Co.	1,841,209
14,043	Wells Fargo & Co.	679,120
		4,581,401
Capital Markets (6.6%)
48,841	Bank of New York Mellon Corp.	1,798,814
8,869	Goldman Sachs Group, Inc.	1,392,256
17,320	Morgan Stanley	433,173
		3,624,243
Chemicals (0.2%)
3,341	FMC Corp.	134,876

Commercial Services & Supplies (0.5%)
12,236	Pitney Bowes, Inc.	263,564

Construction & Engineering (0.8%)
10,187	Jacobs Engineering Group, Inc.	443,644	*

Diversified Financial Services (1.0%)
5,524	CME Group, Inc.	530,580

Electric Utilities (0.5%)
7,634	Exelon Corp.	273,755

Electrical Equipment (7.8%)
51,281	Eaton Corp. PLC	3,208,139
19,936	Emerson Electric Co.	1,084,120
		4,292,259
Energy Equipment & Services (3.9%)
4,615	Helmerich & Payne, Inc.	270,993
25,303	Schlumberger Ltd.	1,866,096
		2,137,089
Food & Staples Retailing (0.6%)
4,701	Wal-Mart Stores, Inc.	321,972

Hotels, Restaurants & Leisure (4.3%)
44,980	Carnival Corp.	2,373,595

Independent Power and Renewable Electricity Producers (1.1%)
40,994	Calpine Corp.	621,879	*

Industrial Conglomerates (4.1%)
70,598	General Electric Co.	2,244,311

Insurance (0.9%)
179	American International Group, Inc.	9,675
12,986	Lincoln National Corp.	509,051
		518,726
IT Services (0.7%)
9,435	PayPal Holdings, Inc.	364,191	*

Machinery (10.5%)
36,775	Caterpillar, Inc.	2,814,759
7,625	Illinois Tool Works, Inc.	781,105
86,149	Joy Global, Inc.	1,384,414
7,179	Parker Hannifin Corp.	797,443
		5,777,721
Media (0.1%)
1,038	CBS Corp. Class B	57,183

Metals & Mining (11.5%)
77,616	BHP Billiton Ltd. ADR	2,010,254
145,999	Newmont Mining Corp.	3,880,654
28,361	United States Steel Corp.	455,194
		6,346,102
Multiline Retail (1.2%)
60,856	JC Penney Co., Inc.	673,067	*

Oil, Gas & Consumable Fuels (16.7%)
16,441	Cabot Oil & Gas Corp.	373,375
4,061	Chevron Corp.	387,419
18,317	Devon Energy Corp.	502,618
24,547	EOG Resources, Inc.	1,781,621
43,411	Exxon Mobil Corp.	3,628,726
11,661	Noble Energy, Inc.	366,272
12,301	Pioneer Natural Resources Co.	1,731,243
11,983	Range Resources Corp.	388,010
		9,159,284
Semiconductors & Semiconductor Equipment (2.1%)
14,223	Analog Devices, Inc.	841,859
3,880	NXP Semiconductors NV	314,552	*
		1,156,411
Specialty Retail (1.0%)
5,626	DSW, Inc. Class A	155,503
11,051	Urban Outfitters, Inc.	365,677	*
		521,180
Technology Hardware, Storage & Peripherals (0.5%)
5,622	Western Digital Corp.	265,583

Textiles, Apparel & Luxury Goods (6.4%)
21,379	Coach, Inc.	857,084
4,436	lululemon athletica, Inc.	300,362	*
24,582	Ralph Lauren Corp.	2,366,263
		3,523,709
Total Common Stocks (Cost $50,873,473)		51,640,904

Short-Term Investments (5.8%)
3,181,874	State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (Cost $3,181,874)	3,181,874	a

Total Investments (99.7%) (Cost $54,055,347)		54,822,778	##

Cash, receivables and other assets, less liabilities (0.3%)		157,396

Total Net Assets (100.0%)		$54,980,174

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) 3/31/16

NUMBER OF SHARES		VALUE	†

Common Stocks (94.1%)

Airlines (1.7%)
70,000	Alaska Air Group, Inc.	$5,741,400

Banks (1.8%)
22,500	Signature Bank	3,062,700	*
30,000	SVB Financial Group	3,061,500	*
		6,124,200
Biotechnology (2.1%)
25,000	BioMarin Pharmaceutical, Inc.	2,062,000	*
80,000	Medivation, Inc.	3,678,400	*
20,000	Vertex Pharmaceuticals, Inc.	1,589,800	*
		7,330,200
Capital Markets (2.5%)
18,750	Affiliated Managers Group, Inc.	3,045,000	*
110,000	E*TRADE Financial Corp.	2,693,900	*
62,500	Raymond James Financial, Inc.	2,975,625
		8,714,525
Chemicals (3.1%)
60,000	RPM International, Inc.	2,839,800
40,000	Scotts Miracle-Gro Co. Class A	2,910,800
47,250	Sensient Technologies Corp.	2,998,485
30,000	WR Grace & Co.	2,135,400	*
		10,884,485
Commercial Services & Supplies (1.7%)
27,500	Stericycle, Inc.	3,470,225	*
38,000	Waste Connections, Inc.	2,454,420
		5,924,645
Communications Equipment (1.3%)
125,000	Infinera Corp.	2,007,500	*
16,050	Palo Alto Networks, Inc.	2,618,397	*
		4,625,897
Distributors (1.1%)
123,500	LKQ Corp.	3,943,355	*

Diversified Consumer Services (1.7%)
51,550	Bright Horizons Family Solutions, Inc.	3,339,409	*
109,250	Service Corp. International	2,696,290
		6,035,699
Diversified Financial Services (1.0%)
54,050	CBOE Holdings, Inc.	3,531,087

Electrical Equipment (2.5%)
20,000	Acuity Brands, Inc.	4,362,800
84,500	AMETEK, Inc.	4,223,310
		8,586,110
Electronic Equipment, Instruments & Components (2.9%)
60,500	Amphenol Corp. Class A	3,498,110
90,000	CDW Corp.	3,735,000
42,350	Zebra Technologies Corp. Class A	2,922,150	*
		10,155,260
Food & Staples Retailing (0.8%)
356,500	Rite Aid Corp.	2,905,475	*

Food Products (1.9%)
68,500	Pinnacle Foods, Inc.	3,060,580
85,250	WhiteWave Foods Co.	3,464,560	*
		6,525,140
Health Care Equipment & Supplies (7.1%)
16,500	C.R. Bard, Inc.	3,344,055
58,050	DENTSPLY SIRONA, Inc.	3,577,621
47,950	DexCom, Inc.	3,256,285	*
30,000	Edwards Lifesciences Corp.	2,646,300	*
35,000	Integra LifeSciences Holdings Corp.	2,357,600	*
35,000	Nevro Corp.	1,969,100	*
80,000	NuVasive, Inc.	3,892,000	*
23,250	Teleflex, Inc.	3,650,482
		24,693,443
Health Care Providers & Services (3.7%)
72,500	Acadia Healthcare Co., Inc.	3,995,475	*
50,000	Centene Corp.	3,078,500	*
65,000	HealthSouth Corp.	2,445,950
26,850	Universal Health Services, Inc. Class B	3,348,732
		12,868,657
Hotels, Restaurants & Leisure (2.4%)
65,000	Aramark	2,152,800
90,000	MGM Resorts International	1,929,600	*
77,500	Norwegian Cruise Line Holdings Ltd.	4,284,975	*
		8,367,375
Household Durables (2.3%)
50,000	Jarden Corp.	2,947,500	*
62,500	Newell Rubbermaid, Inc.	2,768,125
12,500	Whirlpool Corp.	2,254,250
		7,969,875
Industrial Conglomerates (1.7%)
32,000	Roper Technologies, Inc.	5,848,640

Insurance (1.6%)
47,500	Assurant, Inc.	3,664,625
15,000	Willis Towers Watson PLC	1,779,900
		5,444,525
Internet & Catalog Retail (1.5%)
25,000	Expedia, Inc.	2,695,500
100,000	Liberty Interactive Corp. QVC Group Class A	2,525,000	*
		5,220,500
Internet Software & Services (1.3%)
23,500	CoStar Group, Inc.	4,421,995	*
IT Services (5.9%)
16,000	Alliance Data Systems Corp.	3,520,000	*
85,000	CSRA, Inc.	2,286,500
30,000	Euronet Worldwide, Inc.	2,223,300	*
35,750	Fiserv, Inc.	3,667,235	*
25,000	Global Payments, Inc.	1,632,500
85,000	Sabre Corp.	2,458,200
87,500	Vantiv, Inc. Class A	4,714,500	*
		20,502,235
Life Sciences Tools & Services (1.0%)
85,000	Agilent Technologies, Inc.	3,387,250

Machinery (3.6%)
22,500	CLARCOR, Inc.	1,300,275
37,500	IDEX Corp.	3,108,000
59,250	Milacron Holdings Corp.	977,032	*
35,000	Stanley Black & Decker, Inc.	3,682,350
40,500	Wabtec Corp.	3,211,245
		12,278,902
Media (1.3%)
85,000	Starz Class A	2,238,050	*
100,000	TEGNA, Inc.	2,346,000
		4,584,050
Multiline Retail (1.4%)
59,050	Dollar Tree, Inc.	4,869,263	*

Oil, Gas & Consumable Fuels (1.2%)
25,000	Concho Resources, Inc.	2,526,000	*
21,000	Diamondback Energy, Inc.	1,620,780	*
		4,146,780
Personal Products (0.5%)
19,500	Edgewell Personal Care Co.	1,570,335

Pharmaceuticals (2.0%)
17,500	Jazz Pharmaceuticals PLC	2,284,625	*
100,450	Zoetis, Inc.	4,452,949
		6,737,574
Professional Services (2.4%)
54,750	Nielsen Holdings PLC	2,883,135
25,000	Verisk Analytics, Inc.	1,998,000	*
67,500	WageWorks, Inc.	3,416,175	*
		8,297,310
Real Estate Management & Development (0.8%)
23,000	Jones Lang LaSalle, Inc.	2,698,360

Road & Rail (2.2%)
43,050	J.B. Hunt Transport Services, Inc.	3,626,532
56,200	Old Dominion Freight Line, Inc.	3,912,644	*
		7,539,176
Semiconductors & Semiconductor Equipment (5.9%)
56,500	Cavium, Inc.	3,455,540	*
39,000	Lam Research Corp.	3,221,400
50,000	M/A-COM Technology Solutions Holdings, Inc.	2,189,500	*
63,500	Monolithic Power Systems, Inc.	4,041,140
65,000	NVIDIA Corp.	2,315,950
25,000	NXP Semiconductors NV	2,026,750	*
42,500	Skyworks Solutions, Inc.	3,310,750
		20,561,030
Software (5.8%)
93,250	Activision Blizzard, Inc.	3,155,580
55,000	Electronic Arts, Inc.	3,636,050	*
37,500	Guidewire Software, Inc.	2,043,000	*
25,000	Red Hat, Inc.	1,862,750	*
52,500	ServiceNow, Inc.	3,211,950	*
24,000	Tyler Technologies, Inc.	3,086,640	*
15,500	Ultimate Software Group, Inc.	2,999,250	*
		19,995,220
Specialty Retail (8.3%)
74,500	Burlington Stores, Inc.	4,189,880	*
35,000	Lithia Motors, Inc. Class A	3,056,550
25,000	O'Reilly Automotive, Inc.	6,841,500	*
87,500	Ross Stores, Inc.	5,066,250
25,000	Signet Jewelers Ltd.	3,100,750
50,500	Tractor Supply Co.	4,568,230
10,000	Ulta Salon Cosmetics & Fragrance, Inc.	1,937,400	*
		28,760,560
Textiles, Apparel & Luxury Goods (2.1%)
161,250	Hanesbrands, Inc.	4,569,825
30,000	Under Armour, Inc. Class A	2,544,900	*
		7,114,725
Trading Companies & Distributors (0.8%)
12,500	W.W. Grainger, Inc.	2,917,875

Wireless Telecommunication Services (1.2%)
110,500	T-Mobile US, Inc.	4,232,150	*

Total Common Stocks (Cost $285,530,860)		326,055,283

Exchange Traded Funds (0.7%)
25,000	iShares Russell Mid-Cap Growth ETF (Cost $2,319,418)	2,304,000

Short-Term Investments (5.4%)
18,685,041	State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (Cost $18,685,041)	18,685,041	a

Total Investments (100.2%) (Cost $306,535,319)		347,044,324	##

Liabilities, less cash, receivables and other assets [(0.2%)]		(557,070)

Total Net Assets (100.0%)		$346,487,254

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) 3/31/16

NUMBER OF SHARES	VALUE		†

Common Stocks (94.0%)

Aerospace & Defense (5.4%)
50,400	B/E Aerospace, Inc.	$2,324,448
24,050	General Dynamics Corp.	3,159,448
60,200	Spirit AeroSystems Holdings, Inc. Class A	2,730,672	*
		8,214,568
Banks (7.9%)
96,900	BankUnited, Inc.	3,337,236
52,800	BB&T Corp.	1,756,656
72,200	Comerica, Inc.	2,734,214
120,500	Huntington Bancshares, Inc.	1,149,570
26,500	M&T Bank Corp.	2,941,500
		11,919,176
Building Products (1.0%)
33,100	Owens Corning	1,564,968

Capital Markets (1.4%)
37,500	State Street Corp.	2,194,500

Chemicals (2.1%)
28,700	Ashland, Inc.	3,155,852

Commercial Services & Supplies (8.9%)
153,300	ADT Corp.	6,325,158
219,700	Covanta Holding Corp.	3,704,142
93,100	Tyco International PLC	3,417,701
		13,447,001
Construction & Engineering (1.9%)
22,900	Valmont Industries, Inc.	2,835,936

Containers & Packaging (1.5%)
32,100	Avery Dennison Corp.	2,314,731

Electric Utilities (1.9%)
40,900	Edison International	2,940,301

Electronic Equipment, Instruments & Components (3.0%)
137,400	Flextronics International Ltd.	1,657,044	*
70,400	Itron, Inc.	2,937,088	*
		4,594,132
Food & Staples Retailing (2.3%)
112,600	Whole Foods Market, Inc.	3,502,986

Health Care Equipment & Supplies (3.0%)
43,300	Zimmer Biomet Holdings, Inc.	4,617,079

Independent Power and Renewable Electricity Producers (2.2%)
283,400	AES Corp.	3,344,120

Insurance (1.1%)
42,000	Lincoln National Corp.	1,646,400

IT Services (5.2%)
80,300	Amdocs Ltd.	4,851,726
114,200	Teradata Corp.	2,996,608	*
		7,848,334
Media (2.9%)
51,900	CBS Corp. Class B	2,859,171
70,900	Lions Gate Entertainment Corp.	1,549,165
		4,408,336
Multi-Utilities (1.9%)
134,700	CenterPoint Energy, Inc.	2,817,924

Multiline Retail (2.7%)
39,300	Kohl's Corp.	1,831,773
51,800	Macy's, Inc.	2,283,862
		4,115,635
Oil, Gas & Consumable Fuels (5.8%)
122,200	Cabot Oil & Gas Corp.	2,775,162
114,700	Devon Energy Corp.	3,147,368
94,000	ONEOK, Inc.	2,806,840
		8,729,370
Real Estate Investment Trusts (6.0%)
127,340	Colony Starwood Homes	3,151,665
102,777	Corrections Corporation of America	3,294,003
136,900	Starwood Property Trust, Inc.	2,591,517
		9,037,185
Road & Rail (2.9%)
77,900	Avis Budget Group, Inc.	2,131,344	*
220,800	Hertz Global Holdings, Inc.	2,325,024	*
		4,456,368
Semiconductors & Semiconductor Equipment (3.9%)
252,100	ON Semiconductor Corp.	2,417,639	*
45,100	Skyworks Solutions, Inc.	3,513,290
		5,930,929
Software (6.4%)
107,100	Cadence Design Systems, Inc.	2,525,418	*
42,700	Check Point Software Technologies Ltd.	3,734,969	*
188,300	Nuance Communications, Inc.	3,519,327	*
		9,779,714
Specialty Retail (5.7%)
101,200	Best Buy Co., Inc.	3,282,928
98,700	GNC Holdings, Inc. Class A	3,133,725
313,700	Office Depot, Inc.	2,227,270	*
		8,643,923
Technology Hardware, Storage & Peripherals (2.0%)
20,200	SanDisk Corp.	1,536,816
32,700	Western Digital Corp.	1,544,748
		3,081,564
Textiles, Apparel & Luxury Goods (2.2%)
55,200	Deckers Outdoor Corp.	3,307,032	*

Trading Companies & Distributors (2.8%)
109,900	AerCap Holdings NV	4,259,724	*

Total Common Stocks (Cost $128,735,626)		142,707,788

Rights (0.0%)
Food & Staples Retailing (0.0%)
39,450	Safeway, Inc. (Casa Ley)	13,807	Ñf*
39,450	Safeway, Inc. (Property Development Centers)	1,973	Ñf*

Total Rights (Cost $41,817)		15,780

Short-Term Investments (8.3%)
12,587,110	State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (Cost $12,587,110)	12,587,110	a

Total Investments (102.3%) (Cost $141,364,553)		155,310,678	##

Liabilities, less cash, receivables and other assets [(2.3%)]		(3,443,934)

Total Net Assets (100.0%)		$151,866,744

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) 3/31/16

PRINCIPAL AMOUNT		VALUE	†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (12.4%)
$4,395,000	U.S. Treasury Notes, 0.75%, due 10/31/17	$4,396,890
2,160,000	U.S. Treasury Notes, 1.00%, due 2/15/18	2,170,294
2,730,000	U.S. Treasury Notes, 0.88%, due 10/15/18	2,734,693
9,115,000	U.S. Treasury Notes, 1.25%, due 11/15/18 & 12/15/18	9,219,209
3,000,000	U.S. Treasury Notes, 0.75%, due 2/15/19	2,991,564
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $21,444,620)	21,512,650

Mortgage-Backed Securities (29.7%)

Adjustable Mixed Balance (1.6%)
1,789,670	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 2.60%, due 9/20/36	1,533,938	µ
306,294	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.56%, due 6/19/34	291,791	µ
962,907	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 2.73%, due 12/25/34	941,256	µ
		2,766,985
Commercial Mortgage-Backed (17.9%)
1,250,445	Citigroup Commercial Mortgage Trust, Ser. 2013-GC15, Class A1, 1.38%, due 9/10/46	1,248,065
3,920,573	Commercial Mortgage Pass-Through Certificates, Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	3,901,562
901,872	Commercial Mortgage Pass-Through Certificates, Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	902,196
1,603,485	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	1,601,050
1,785,422	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	1,775,049
748,024	Commercial Mortgage Pass-Through Certificates, Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	745,286
1,184,544	Commercial Mortgage Pass-Through Certificates, Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	1,193,294
1,878,112	Commercial Mortgage Pass-Through Certificates, Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	1,881,990
1,900,000	Credit Suisse Commercial Mortgage Trust, Ser. 2007-C2, Class A3, 5.54%, due 1/15/49	1,934,130	i
84,879	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A1, 3.74%, due 11/10/46	85,099	ñ
1,158,177	Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Ser. 2007-GG9, Class A4, 5.44%, due 3/10/39	1,181,941
3,172,244	GS Mortgage Securities Trust, Ser. 2014-GC18, Class A1, 1.30%, due 1/10/47	3,159,818
799,139	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	801,127
441,432	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB18, Class A4, 5.44%, due 6/12/47	449,171
1,894,957	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2013-C10, Class A1, 1.39%, due 7/15/46	1,896,291
1,815,191	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	1,822,368
770,618	Wells Fargo Commercial Mortgage Trust, Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	776,179
2,746,289	Wells Fargo Commercial Mortgage Trust, Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	2,739,187
3,071,599	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	3,066,765
		31,160,568

Mortgage-Backed Non-Agency (1.6%)
439,180	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	461,339	ñ
1,791,169	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	1,950,625	ñ
322,089	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	357,547	ñ
		2,769,511
Fannie Mae (5.2%)
1,574,679	Pass-Through Certificates, 3.50%, due 10/1/25	1,665,199
3,031,353	Pass-Through Certificates, 3.00%, due 9/1/27	3,174,356
3,888,509	Pass-Through Certificates, 4.50%, due 5/1/41 – 5/1/44	4,238,646
		9,078,201
Freddie Mac (3.4%)
1,693,077	Pass-Through Certificates, 3.50%, due 5/1/26	1,790,744
2,060,964	Pass-Through Certificates, 3.00%, due 1/1/27	2,162,644
1,766,951	Pass-Through Certificates, 4.50%, due 11/1/39	1,923,513
		5,876,901
	Total Mortgage-Backed Securities (Cost $51,755,067)	51,652,166

Corporate Debt Securities (34.7%)

Aerospace & Defense (0.1%)
205,000	Lockheed Martin Corp., Senior Unsecured Notes, 1.85%, due 11/23/18	207,374

Auto Manufacturers (2.6%)
1,190,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.87%, due 5/9/16	1,190,903	µ
1,510,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.25%, due 2/3/17	1,543,691
1,005,000	Hyundai Capital America, Senior Unsecured Notes, 1.45%, due 2/6/17	1,003,840	ñ
845,000	Toyota Motor Credit Corp., Senior Unsecured Global Medium-Term Notes, 1.55%, due 7/13/18	852,806
		4,591,240
Banks (12.3%)
2,600,000	Bank of America Corp., Senior Unsecured Notes, 2.00%, due 1/11/18	2,610,988
1,125,000	Capital One N.A., Senior Unsecured Notes, 2.35%, due 8/17/18	1,130,947
3,325,000	Citigroup, Inc., Senior Unsecured Notes, 1.35%, due 3/10/17	3,326,519
2,240,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 2.90%, due 7/19/18	2,292,620
3,940,000	JPMorgan Chase & Co., Senior Unsecured Medium-Term Notes, 1.35%, due 2/15/17	3,948,042
785,000	Mizuho Bank Ltd., Guaranteed Notes, 1.30%, due 4/16/17	783,386	ñ
2,545,000	Morgan Stanley, Senior Unsecured Global Medium-Term Notes, 2.45%, due 2/1/19	2,582,780
1,995,000	U.S. Bank N.A., Senior Unsecured Medium-Term Notes, 1.45%, due 1/29/18	2,007,447
2,610,000	Wachovia Corp., Senior Unsecured Notes, 5.75%, due 6/15/17	2,746,730
		21,429,459
Beverages (1.2%)
2,115,000	Anheuser-Busch InBev Finance, Inc., Guaranteed Notes, 1.90%, due 2/1/19	2,145,596

Commercial Services (0.9%)
1,515,000	ERAC USA Finance LLC, Guaranteed Notes, 1.40%, due 4/15/16	1,515,253	ñ

Computers (1.2%)
680,000	Apple, Inc., Senior Unsecured Notes, 1.70%, due 2/22/19	690,500
1,320,000	HP Enterprise Co., Senior Unsecured Notes, 2.85%, due 10/5/18	1,342,382	ñ
		2,032,882
Diversified Financial Services (1.6%)
1,911,000	GE Capital Int'l Funding Co., Guaranteed Notes, 0.96%, due 4/15/16	1,911,105	ñ
940,000	Visa, Inc., Senior Unsecured Notes, 1.20%, due 12/14/17	945,618
		2,856,723

Electric (0.4%)
695,000	Exelon Corp., Senior Unsecured Notes, 1.55%, due 6/9/17	693,943

Food (0.4%)
615,000	HJ Heinz Co., Guaranteed Notes, 2.00%, due 7/2/18	620,775	ñ

Healthcare - Products (1.0%)
780,000	Medtronic, Inc., Guaranteed Notes, 1.50%, due 3/15/18	786,808
1,000,000	Thermo Fisher Scientific, Inc., Senior Unsecured Notes, 1.30%, due 2/1/17	999,033
		1,785,841
Healthcare - Services (0.5%)
770,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 1.45%, due 7/17/17	774,390

Holding Companies - Diversified (0.4%)
605,000	MUFG Americas Holdings Corp., Senior Unsecured Notes, 1.63%, due 2/9/18	603,032

Insurance (0.4%)
730,000	Berkshire Hathaway Finance Corp., Guaranteed Notes, 1.70%, due 3/15/19	741,913

Media (0.4%)
350,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.30%, due 2/23/17	349,375
415,000	Thomson Reuters Corp., Senior Unsecured Notes, 1.65%, due 9/29/17	415,545
		764,920
Oil & Gas (2.6%)
1,065,000	Chevron Corp., Senior Unsecured Notes, 1.34%, due 11/9/17	1,071,178
1,330,000	ConocoPhillips Canada Funding Co. I, Guaranteed Yankee Notes, 5.63%, due 10/15/16	1,361,032
1,390,000	Exxon Mobil Corp., Senior Unsecured Notes, 1.71%, due 3/1/19	1,407,194
625,000	Shell Int'l Finance BV, Guaranteed Notes, 1.25%, due 11/10/17	625,795
		4,465,199
Pharmaceuticals (1.4%)
555,000	AbbVie, Inc., Senior Unsecured Notes, 1.80%, due 5/14/18	558,799
795,000	Bayer US Finance LLC, Guaranteed Notes, 1.50%, due 10/6/17	799,644	ñ
540,000	McKesson Corp., Senior Unsecured Notes, 1.29%, due 3/10/17	540,998
545,000	Mylan NV, Guaranteed Notes, 3.00%, due 12/15/18	552,574	ñ
		2,452,015
Pipelines (0.2%)
390,000	Enterprise Products Operating LLC, Guaranteed Notes, 1.65%, due 5/7/18	388,632

Real Estate (0.4%)
640,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, Guaranteed Notes, 1.75%, due 9/15/17	637,622	ñ

Retail (1.2%)
2,065,000	CVS Health Corp., Senior Unsecured Notes, 1.90%, due 7/20/18	2,095,426

Telecommunications (5.5%)
1,050,000	AT&T, Inc., Senior Unsecured Notes, 1.70%, due 6/1/17	1,055,603
1,860,000	AT&T, Inc., Senior Unsecured Notes, 1.40%, due 12/1/17	1,859,689
1,120,000	British Telecommunications PLC, Senior Unsecured Notes, 1.25%, due 2/14/17	1,119,576
1,570,000	Cisco Systems, Inc., Senior Unsecured Notes, 1.65%, due 6/15/18	1,593,839
2,588,000	Verizon Communications, Inc., Senior Unsecured Notes, 2.50%, due 9/15/16	2,607,966
1,250,000	Verizon Communications, Inc., Senior Unsecured Notes, 3.65%, due 9/14/18	1,316,069
		9,552,742
	Total Corporate Debt Securities (Cost $59,960,266)	60,354,977

Asset-Backed Securities (20.3%)
4,890,000	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	4,893,081
6,825,000	American Express Credit Account Master Trust, Ser. 2012-4, Class A, 0.68%, due 5/15/20	6,818,559	µ
2,125,000	Bank of America Credit Card Trust, Ser. 2014-A2, Class A, 0.71%, due 9/16/19	2,125,000	µ
4,797,000	Capital One Multi-Asset Execution Trust, Ser. 2007-A2, Class A2, 0.52%, due 12/16/19	4,788,607	µ
2,011,677	Carmax Auto Owner Trust, Ser. 2014-1, Class A3, 0.79%, due 10/15/18	2,008,620
4,200,000	Chase Issuance Trust, Ser. 2012-A2, Class A2, 0.71%, due 5/15/19	4,199,999	µ
620,889	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 0.66%, due 9/26/33	615,958	µ
2,918,388	Ford Credit Auto Owner Trust, Ser. 2014-A, Class A3, 0.79%, due 5/15/18	2,916,272
2,000,000	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	1,997,253
1,423,766	Hyundai Auto Receivables Trust, Ser. 2014-A, Class A3, 0.79%, due 7/16/18	1,422,560
9,772	Nelnet Student Loan Trust, Ser. 2006-1, Class A4, 0.71%, due 11/23/22	9,762	µ
1,120,078	SLM Student Loan Trust, Ser. 2013-2, Class A, 0.88%, due 9/25/26	1,065,327	µ
2,325,000	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	2,326,448
	Total Asset-Backed Securities (Cost $35,177,107)	35,187,446

NUMBER OF SHARES

Short-Term Investments (2.8%)
4,866,708	State Street Institutional Liquid Reserves Fund Premier Class, 0.44% (Cost $4,866,708)	4,866,708	a

	Total Investments (99.9%) (Cost $173,203,768)	173,573,947	##

	Cash, receivables and other assets, less liabilities (0.1%)	248,731

	Total Net Assets (100.0%)	$173,822,678

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio
(Unaudited) 3/31/16

NUMBER OF SHARES	VALUE		†

Common Stocks (96.2%)

Airlines (1.9%)
83,651	Ryanair Holdings PLC ADR	$7,178,929

Auto Components (3.1%)
205,293	BorgWarner, Inc.	7,883,251
53,727	Delphi Automotive PLC	4,030,600
		11,913,851
Banks (4.8%)
104,889	JPMorgan Chase & Co.	6,211,527
303,621	U.S. Bancorp	12,323,976
		18,535,503
Communications Equipment (1.2%)
199,395	NetScout Systems, Inc.	4,580,103	*

Consumer Finance (2.7%)
165,710	American Express Co.	10,174,594

Diversified Financial Services (2.6%)
42,505	Intercontinental Exchange, Inc.	9,994,626

Diversified Telecommunication Services (3.3%)
239,695	Level 3 Communications, Inc.	12,667,881	*

Electric Utilities (4.5%)
296,013	Eversource Energy	17,269,398

Energy Equipment & Services (3.8%)
197,718	Schlumberger Ltd.	14,581,702

Health Care Equipment & Supplies (9.4%)
285,102	Abbott Laboratories	11,925,817
95,566	Becton, Dickinson & Co.	14,508,830
125,057	Medtronic PLC	9,379,275
		35,813,922
Health Care Providers & Services (1.2%)
140,657	Premier, Inc. Class A	4,692,317	*

Household Durables (4.5%)
390,830	Newell Rubbermaid, Inc.	17,309,861

Industrial Conglomerates (6.7%)
53,038	3M Co.	8,837,722
176,521	Danaher Corp.	16,744,782
		25,582,504
Insurance (5.0%)
539,749	Progressive Corp.	18,966,780

Internet Software & Services (4.5%)
8,471	Alphabet, Inc. Class A	6,462,526	*
457,227	eBay, Inc.	10,909,436	*
		17,371,962
IT Services (4.9%)
48,673	Alliance Data Systems Corp.	10,708,060	*
83,298	MasterCard, Inc. Class A	7,871,661
		18,579,721
Oil, Gas & Consumable Fuels (4.1%)
54,219	Cimarex Energy Co.	5,273,882
324,821	Noble Energy, Inc.	10,202,628
		15,476,510
Personal Products (3.7%)
316,717	Unilever NV	14,150,916

Pharmaceuticals (1.8%)
28,600	Roche Holding AG	7,040,320

Professional Services (3.3%)
63,287	ManpowerGroup, Inc.	5,152,827
158,008	Robert Half International, Inc.	7,360,013
		12,512,840
Road & Rail (1.8%)
79,879	J.B. Hunt Transport Services, Inc.	6,729,007

Semiconductors & Semiconductor Equipment (4.9%)
328,787	Texas Instruments, Inc.	18,878,950

Software (4.1%)
149,595	Intuit, Inc.	15,559,376

Specialty Retail (2.0%)
97,306	TJX Cos., Inc.	7,623,925

Textiles, Apparel & Luxury Goods (1.0%)
130,148	Gildan Activewear, Inc.	3,970,815

Trading Companies & Distributors (5.4%)
334,406	NOW, Inc.	5,925,674	*
63,840	W.W. Grainger, Inc.	14,902,171
		20,827,845
Total Common Stocks (Cost $297,544,790)		367,984,158

Short-Term Investments (4.0%)

PRINCIPAL AMOUNT

Certificates of Deposit (0.1%)
$100,000	Self Help Federal Credit Union, 0.25%, due 4/29/16	100,000
100,000	Self Help Credit Union, 0.25%, due 4/8/16	100,000

NUMBER OF SHARES
		200,000	#
Money Market Fund (3.9%)
15,064,864	State Street Institutional Treasury Money Market Fund Premier Class, 0.19%	15,064,864	a

Total Short-Term Investments (Cost $15,264,864)		15,264,864

Total Investments (100.2%) (Cost $312,809,654)		383,249,022	##

Liabilities, less cash, receivables and other assets [(0.2%)]		(697,134)

Total Net Assets (100.0%)		$382,551,888

See Notes to Schedule of Investments

March 31, 2016 (Unaudited)
Notes to Schedule of Investments

†     In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), and Socially Responsive Portfolio (“Socially Responsive”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange traded funds and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Debt Securities. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, spread to the U.S. Treasury market, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Securities. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Certificates of deposit are valued at amortized cost.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust’s Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in financial futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rates as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern Time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Funds’ investments as of March 31, 2016:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Guardian
Investments:
Common Stocks^	$55,651,616	$-	$-	$55,651,616
Short-Term Investments	-	6,441,985	-	6,441,985
Total Investments	55,651,616	6,441,985	-	62,093,601
International Equity
Investments:
Common Stocks^	73,535,560	-	-	73,535,560
Short-Term Investments	-	1,473,676	-	1,473,676
Total Investments	73,535,560	1,473,676	-	75,009,236
Large Cap Value
Investments:
Common Stocks^	51,640,904	-	-	51,640,904
Short-Term Investments	-	3,181,874	-	3,181,874
Total Investments	51,640,904	3,181,874	-	54,822,778
Mid Cap Growth
Investments:
Common Stocks^	326,055,283	-	-	326,055,283
Exchange Traded Funds	2,304,000	-	-	2,304,000
Short-Term Investments	-	18,685,041	-	18,685,041
Total Investments	328,359,283	18,685,041	-	347,044,324
Mid Cap Intrinsic Value
Investments:

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Common Stocks^	142,707,788	-	-	142,707,788
Rights^	-	-	15,780	15,780
Short-Term Investments	-	12,587,110	-	12,587,110
Total Investments	142,707,788	12,887,110	15,780	155,310,678
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	21,512,650	-	21,512,650
Mortgage-Backed Securities^	-	51,652,166	-	51,652,166
Corporate Debt Securities^	-	60,354,977	-	60,354,977
Asset-Backed Securities	-	35,187,446	-	35,187,446
Short-Term Investments	-	4,866,708	-	4,866,708
Total Investments	-	173,573,947	-	173,573,947
Socially Responsive
Investments:
Common Stocks^	367,984,158	-	-	367,984,158
Short-Term Investments^	-	15,264,864	-	15,264,864
Total Investments	367,984,158	15,264,864	-	383,249,022

^     The Schedule of Investments provides information on the industry or sector categorization for the portfolio. For International Equity, the Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

§	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

Investments in Securities:	Beginning balance, as of 1/1/16	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/16	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/16
Mid Cap Intrinsic Value
Rights‡
Food & Staples Retailing	$15,780	$-	$-	$-	$-	$-	$-	$-	$15,780	$-
Total	$15,780	$-	$-	$-	$-	$-	$-	$-	$15,780	$-

‡	These securities are valued based on a single quotation obtained from a dealer. Mid Cap Intrinsic Value does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended March 31, 2016, certain securities were transferred from one level (as of December 31, 2015) to another. Based on beginning of period market values as of January 1, 2016, $30,474,753 and $7,925,300 was transferred from Level 2 to Level 1 for International Equity and Socially Responsive, respectively, due to active market activity on recognized exchanges as of March 31, 2016. These securities had been categorized as Level 2 as of December 31, 2015, due to foreign exchanges having been closed and, therefore, no prices having been readily available for the securities as of that date.

#	At cost, which approximates market value.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

##	At March 31, 2016, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guardian	$56,872,634	$5,831,105	$610,138	$5,220,967
International Equity	73,832,528	7,371,078	6,194,370	1,176,708
Large Cap Value	55,526,329	2,307,771	3,011,322	(703,551)
Mid Cap Growth	306,722,256	48,971,073	8,649,005	40,322,068
Mid Cap Intrinsic Value	141,227,978	25,466,627	11,383,927	14,082,700
Short Duration Bond	173,464,360	705,863	596,276	109,587
Socially Responsive	313,513,569	82,353,160	12,617,707	69,735,453

*	Security did not produce income during the last twelve months.

ñ	Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors. These securities have been deemed by the investment manager to be liquid. At March 31, 2016, these securities amounted to $2,503,502 or 3.3% of net assets for International Equity and $12,021,191 or 6.9% of net assets for Short Duration Bond.

µ	Floating rate securities are securities whose yields vary with a designated index or market rate. These securities are shown at their current rates as of March 31, 2016, and their final maturities.

Ñ	These securities have been deemed by the investment manager to be illiquid. At March 31, 2016, these securities amounted to $15,780 or 0.0% of net assets for Mid Cap Intrinsic Value.

a	The rate shown is the annualized seven day yield as of March 31, 2016.
f     Value of the security was determined using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security.

i	The security is a weighted average fixed-rate available funds class whose coupon may change depending on the underlying loans in the deal.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO
The fund was not operational and had no assets at the close of the reporting period.
Item 2. Controls and Procedures.
(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.
(b)	There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Advisers Management Trust
By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President
Date:  May 23, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  May 23, 2016
By: /s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  May 23, 2016